UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                       Date of fiscal year end: March 31
                                               ----------

                  Date of reporting period: December 31, 2017
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ BANK ETF (FTXO)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 98.3%
       1,708,951  Bank of America Corp. ..............................................  $    50,448,234
         417,486  Bank of The Ozarks .................................................       20,227,197
         974,123  BB&T Corp. .........................................................       48,433,396
       1,275,262  Citigroup, Inc. ....................................................       94,892,245
       1,182,831  Citizens Financial Group, Inc. .....................................       49,655,245
         246,133  Comerica, Inc. .....................................................       21,366,806
         204,565  Cullen/Frost Bankers, Inc. .........................................       19,362,077
         327,124  East West Bancorp, Inc. ............................................       19,898,953
       1,418,684  F.N.B. Corp. .......................................................       19,606,213
       3,155,766  Fifth Third Bancorp ................................................       95,745,940
       1,038,221  First Horizon National Corp. .......................................       20,754,038
         210,708  First Republic Bank ................................................       18,255,741
       1,465,563  Huntington Bancshares, Inc. ........................................       21,338,597
         921,186  JPMorgan Chase & Co. ...............................................       98,511,631
       1,060,649  KeyCorp ............................................................       21,393,290
         155,354  M&T Bank Corp. .....................................................       26,563,981
         422,392  PacWest Bancorp ....................................................       21,288,557
       1,058,420  People's United Financial, Inc. ....................................       19,792,454
         293,244  Pinnacle Financial Partners, Inc. ..................................       19,442,077
         684,990  PNC Financial Services Group (The), Inc. ...........................       98,837,207
       2,901,819  Regions Financial Corp. ............................................       50,143,432
         146,643  Signature Bank (a)..................................................       20,128,218
         781,132  SunTrust Banks, Inc. ...............................................       50,453,316
          88,435  SVB Financial Group (a).............................................       20,673,450
         222,813  Texas Capital Bancshares, Inc. (a)..................................       19,808,076
       1,745,828  U.S. Bancorp .......................................................       93,541,464
       2,177,348  Umpqua Holdings Corp. ..............................................       45,288,838
         852,508  Wells Fargo & Co. ..................................................       51,721,660
         715,179  Zions Bancorporation ...............................................       36,352,549
                                                                                        ---------------
                                                                                          1,193,924,882
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.6%
       1,509,079  New York Community Bancorp, Inc. ...................................       19,648,209
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................    1,213,573,091
                  (Cost $1,082,451,569) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................        1,707,320
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 1,215,280,411
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $135,122,689 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,001,167. The net unrealized appreciation was $131,121,522.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ BANK ETF (FTXO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $ 1,213,573,091  $ 1,213,573,091  $            --  $            --
                                                ===============  ===============  ===============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BEVERAGES - 34.4%
             601  Brown-Forman Corp., Class B ........................................  $        41,271
           3,588  Coca-Cola (The) Co. ................................................          164,617
             377  Constellation Brands, Inc., Class A ................................           86,171
             911  Dr. Pepper Snapple Group, Inc. .....................................           88,422
           1,051  Molson Coors Brewing Co., Class B ..................................           86,255
           1,310  Monster Beverage Corp. (a)..........................................           82,910
           1,410  PepsiCo, Inc. ......................................................          169,087
                                                                                        ---------------
                                                                                                718,733
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 7.9%
           6,242  Leucadia National Corp. ............................................          165,351
                                                                                        ---------------

                  FOOD PRODUCTS - 52.0%
           2,059  Archer-Daniels-Midland Co. .........................................           82,525
             928  B&G Foods, Inc. ....................................................           32,619
             537  Bunge, Ltd. ........................................................           36,022
             729  Campbell Soup Co. ..................................................           35,072
             962  Conagra Brands, Inc. ...............................................           36,238
           3,219  Dean Foods Co. .....................................................           37,212
           1,452  General Mills, Inc. ................................................           86,089
             874  Hain Celestial Group (The), Inc. (a)................................           37,049
             740  Hershey (The) Co. ..................................................           83,997
             986  Hormel Foods Corp. .................................................           35,880
           1,186  Ingredion, Inc. ....................................................          165,803
             308  JM Smucker (The) Co. ...............................................           38,266
             543  Kellogg Co. ........................................................           36,913
             442  Kraft Heinz (The) Co. ..............................................           34,370
             352  McCormick & Co., Inc. ..............................................           35,872
             837  Mondelez International, Inc., Class A ..............................           35,824
             617  Pinnacle Foods, Inc. ...............................................           36,693
             452  Post Holdings, Inc. (a).............................................           35,812
           1,997  Tyson Foods, Inc., Class A .........................................          161,897
                                                                                        ---------------
                                                                                              1,084,153
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 1.8%
             708  Nutrisystem, Inc. ..................................................           37,241
                                                                                        ---------------

                  PERSONAL PRODUCTS - 3.8%
           1,171  Herbalife Ltd. (a)..................................................           79,300
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        2,084,778
                  (Cost $2,004,688) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            2,436
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,087,214
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,340 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,250. The net unrealized appreciation was $80,090.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,084,778  $     2,084,778  $            --  $            --
                                                ===============  ===============  ===============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  ENERGY EQUIPMENT & SERVICES - 0.9%
             117  Halliburton Co. ....................................................  $         5,718
              83  Helmerich & Payne, Inc. ............................................            5,365
             807  Nabors Industries Ltd. .............................................            5,512
             145  National Oilwell Varco, Inc. .......................................            5,223
             226  Patterson-UTI Energy, Inc. .........................................            5,200
              78  Schlumberger, Ltd. .................................................            5,256
             481  Transocean, Ltd. (a)................................................            5,137
                                                                                        ---------------
                                                                                                 37,411
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 99.0%
             701  Anadarko Petroleum Corp. ...........................................           37,602
           1,505  Andeavor ...........................................................          172,082
           7,812  Antero Resources Corp. (a)..........................................          148,428
           3,097  Apache Corp. .......................................................          130,755
           1,893  Cabot Oil & Gas Corp. ..............................................           54,140
             442  Callon Petroleum Co. (a)............................................            5,370
             101  Cheniere Energy, Inc. (a)...........................................            5,438
           1,198  Chesapeake Energy Corp. (a).........................................            4,744
           2,667  Chevron Corp. ......................................................          333,882
              42  Cimarex Energy Co. .................................................            5,124
           1,135  Concho Resources, Inc. (a)..........................................          170,500
           3,119  ConocoPhillips .....................................................          171,202
           2,538  Continental Resources Inc./OK (a)...................................          134,438
           4,119  Devon Energy Corp. .................................................          170,527
              45  Diamondback Energy, Inc. (a)........................................            5,681
           1,266  EOG Resources, Inc. ................................................          136,614
           3,811  Exxon Mobil Corp. ..................................................          318,752
             381  Gulfport Energy Corp. (a)...........................................            4,862
             106  Hess Corp. .........................................................            5,032
           7,136  HollyFrontier Corp. ................................................          365,506
           2,430  Kinder Morgan, Inc. ................................................           43,910
             328  Marathon Oil Corp. .................................................            5,553
           2,534  Marathon Petroleum Corp. ...........................................          167,193
           5,678  Murphy Oil Corp. ...................................................          176,302
             158  Newfield Exploration Co. (a)........................................            4,982
             185  Noble Energy, Inc. .................................................            5,391
           7,074  Oasis Petroleum, Inc. (a)...........................................           59,492
           2,251  Occidental Petroleum Corp. .........................................          165,809
             181  Parsley Energy, Inc., Class A (a)...................................            5,329
           4,903  PBF Energy, Inc., Class A ..........................................          173,811
             286  PDC Energy, Inc. (a)................................................           14,741
           3,253  Phillips 66 ........................................................          329,041
              31  Pioneer Natural Resources Co. ......................................            5,358
             271  Range Resources Corp. ..............................................            4,623
             133  RSP Permian, Inc. (a)...............................................            5,410
           6,102  SM Energy Co. ......................................................          134,732
             766  Southwestern Energy Co. (a).........................................            4,274
             112  Targa Resources Corp. ..............................................            5,423
           3,707  Valero Energy Corp. ................................................          340,710


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             195  Whiting Petroleum Corp. (a).........................................  $         5,164
           4,115  Williams (The) Cos., Inc. ..........................................          125,466
             385  WPX Energy, Inc. (a)................................................            5,417
                                                                                        ---------------
                                                                                              4,168,810
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        4,206,221
                  (Cost $3,602,737) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            4,182
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     4,210,403
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $607,828 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,344. The net unrealized appreciation was $603,484.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     4,206,221  $     4,206,221  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  BIOTECHNOLOGY - 28.1%
           1,703  AbbVie, Inc. .......................................................  $       164,697
             691  Alkermes PLC (a)....................................................           37,819
           2,592  AMAG Pharmaceuticals, Inc. (a)......................................           34,344
             612  Eagle Pharmaceuticals, Inc. (a).....................................           32,693
           2,054  Heron Therapeutics, Inc. (a)........................................           37,177
           2,093  Ironwood Pharmaceuticals, Inc. (a)..................................           31,374
           1,084  La Jolla Pharmaceutical Co. (a).....................................           34,883
           1,277  Radius Health, Inc. (a).............................................           40,570
             883  Sage Therapeutics, Inc. (a).........................................          145,439
          17,382  Synergy Pharmaceuticals, Inc. (a)...................................           38,762
                                                                                        ---------------
                                                                                                597,758
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 7.8%
           2,928  Abbott Laboratories ................................................          167,101
                                                                                        ---------------

                  PHARMACEUTICALS - 63.9%
             475  Allergan PLC .......................................................           77,701
           1,306  Bristol-Myers Squibb Co. ...........................................           80,032
           5,270  Depomed, Inc. (a)...................................................           42,424
             975  Eli Lilly & Co. ....................................................           82,348
           4,926  Endo International PLC (a)..........................................           38,177
           2,514  Horizon Pharma PLC (a)..............................................           36,704
           2,171  Impax Laboratories, Inc. (a)........................................           36,147
             590  Jazz Pharmaceuticals PLC (a)........................................           79,444
           1,184  Johnson & Johnson ..................................................          165,428
           3,120  Lannett Co., Inc. (a)...............................................           72,384
           1,247  Medicines (The) Co. (a).............................................           34,093
           2,127  Melinta Therapeutics, Inc. (a)......................................           33,607
           1,493  Merck & Co., Inc. ..................................................           84,011
           2,259  Mylan N.V. (a)......................................................           95,578
             783  Pacira Pharmaceuticals, Inc. (a)....................................           35,744
             415  Perrigo Co. PLC ....................................................           36,171
           4,551  Pfizer, Inc. .......................................................          164,837
           2,283  Zoetis, Inc. .......................................................          164,467
                                                                                        ---------------
                                                                                              1,359,297
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        2,124,156
                  (Cost $2,075,755) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................            3,862
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,128,018
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $177,733 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $129,332. The net unrealized appreciation was $48,401.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,124,156  $     2,124,156  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  DIVERSIFIED CONSUMER SERVICES - 0.4%
             165  H&R Block, Inc. ....................................................  $         4,326
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 27.0%
             348  Casey's General Stores, Inc. .......................................           38,955
             128  Costco Wholesale Corp. .............................................           23,823
              60  CVS Health Corp. ...................................................            4,350
           1,624  Kroger (The) Co. ...................................................           44,579
           1,455  Sysco Corp. ........................................................           88,362
             864  Wal-Mart Stores, Inc. ..............................................           85,320
              59  Walgreens Boots Alliance, Inc. .....................................            4,285
                                                                                        ---------------
                                                                                                289,674
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 5.0%
              51  AmerisourceBergen Corp. ............................................            4,683
              73  Cardinal Health, Inc. ..............................................            4,472
             284  McKesson Corp. .....................................................           44,290
                                                                                        ---------------
                                                                                                 53,445
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 4.3%
              36  Amazon.com, Inc. (a)................................................           42,101
              23  Netflix, Inc. (a)...................................................            4,415
                                                                                        ---------------
                                                                                                 46,516
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 8.5%
           2,423  eBay, Inc. (a)......................................................           91,444
                                                                                        ---------------

                  MULTILINE RETAIL - 18.2%
             711  Big Lots, Inc. .....................................................           39,923
             488  Dillard's, Inc., Class A ...........................................           29,304
              49  Dollar General Corp. ...............................................            4,557
             409  Dollar Tree, Inc. (a)...............................................           43,890
           1,307  J.C. Penney Co., Inc. (a)...........................................            4,130
             875  Kohl's Corp. .......................................................           47,451
             182  Macy's, Inc. .......................................................            4,585
              95  Nordstrom, Inc. ....................................................            4,501
             267  Target Corp. .......................................................           17,422
                                                                                        ---------------
                                                                                                195,763
                                                                                        ---------------

                  SPECIALTY RETAIL - 36.4%
              43  Advance Auto Parts, Inc. ...........................................            4,287
             269  American Eagle Outfitters, Inc. ....................................            5,057
               6  AutoZone, Inc. (a)..................................................            4,268
             193  Bed Bath & Beyond, Inc. ............................................            4,244
              73  Best Buy Co., Inc. .................................................            4,998
              41  Burlington Stores, Inc. (a).........................................            5,044
              63  CarMax, Inc. (a)....................................................            4,040
             147  Dick's Sporting Goods, Inc. ........................................            4,225
             101  Foot Locker, Inc. ..................................................            4,735
           1,661  GameStop Corp., Class A ............................................           29,815
           1,300  Gap (The), Inc. ....................................................           44,278
             467  Home Depot (The), Inc. .............................................           88,511


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL (CONTINUED)
              77  L Brands, Inc. .....................................................  $         4,637
              89  Lowe's Cos., Inc. ..................................................            8,272
             337  Murphy USA, Inc. (a)................................................           27,081
              18  O'Reilly Automotive, Inc. (a).......................................            4,330
             828  RH (a)..............................................................           71,382
              57  Ross Stores, Inc. ..................................................            4,574
              83  Signet Jewelers Ltd. ...............................................            4,694
              46  Tiffany & Co. ......................................................            4,782
             511  TJX (The) Cos., Inc. ...............................................           39,071
              63  Tractor Supply Co. .................................................            4,709
              20  Ulta Beauty, Inc. (a)...............................................            4,473
             139  Urban Outfitters, Inc. (a)..........................................            4,873
              85  Williams-Sonoma, Inc. ..............................................            4,395
                                                                                        ---------------
                                                                                                390,775
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        1,071,943
                  (Cost $1,049,109) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................            2,149
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,074,092
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,487 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,653. The net unrealized appreciation was $22,834.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,071,943  $     1,071,943  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  COMMUNICATIONS EQUIPMENT - 4.0%
          15,092  InterDigital, Inc. .................................................  $     1,149,256
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 95.8%
          39,549  Advanced Micro Devices, Inc. (a)....................................          406,564
         108,657  Amkor Technology, Inc. (a)..........................................        1,092,003
           5,002  Analog Devices, Inc. ...............................................          445,328
          21,764  Applied Materials, Inc. ............................................        1,112,576
           5,038  Cavium, Inc. (a)....................................................          422,336
           7,797  Cirrus Logic, Inc. (a)..............................................          404,352
          12,118  Cree, Inc. (a)......................................................          450,063
          26,901  Cypress Semiconductor Corp. ........................................          409,971
          10,487  Inphi Corp. (a).....................................................          383,824
          14,313  Integrated Device Technology, Inc. (a)..............................          425,525
          51,227  Intel Corp. ........................................................        2,364,638
          11,943  Lam Research Corp. .................................................        2,198,348
          51,410  Marvell Technology Group Ltd. ......................................        1,103,773
          21,947  Maxim Integrated Products, Inc. ....................................        1,147,389
          13,203  Microchip Technology, Inc. .........................................        1,160,280
          54,188  Micron Technology, Inc. (a).........................................        2,228,211
           8,149  Microsemi Corp. (a).................................................          420,896
          12,179  MKS Instruments, Inc. ..............................................        1,150,916
           3,639  Monolithic Power Systems, Inc. .....................................          408,878
           2,146  NVIDIA Corp. .......................................................          415,251
         114,393  ON Semiconductor Corp. (a)..........................................        2,395,389
          14,997  Qorvo, Inc. (a).....................................................          998,800
           6,492  QUALCOMM, Inc. .....................................................          415,618
           4,728  Silicon Laboratories, Inc. (a)......................................          417,482
           4,112  Skyworks Solutions, Inc. ...........................................          390,434
          28,379  Teradyne, Inc. .....................................................        1,188,229
          23,610  Texas Instruments, Inc. ............................................        2,465,828
           6,196  Xilinx, Inc. .......................................................          417,734
          22,316  Xperi Corp. ........................................................          544,510
                                                                                        ---------------
                                                                                             27,385,146
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................       28,534,402
                  (Cost $25,216,049) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           50,939
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    28,585,341
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,643,076 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $324,723. The net unrealized appreciation was $3,318,353.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    28,534,402  $    28,534,402  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                  AIR FREIGHT & LOGISTICS - 29.3%
           1,171  CH Robinson Worldwide, Inc. ........................................  $       104,324
           1,566  Expeditors International of Washington, Inc. .......................          101,305
             877  FedEx Corp. ........................................................          218,847
             835  United Parcel Service, Inc., Class B ...............................           99,490
           2,567  XPO Logistics, Inc. (a).............................................          235,111
                                                                                        ---------------
                                                                                                759,077
                                                                                        ---------------

                  AIRLINES - 12.7%
             399  Alaska Air Group, Inc. .............................................           29,331
             547  American Airlines Group, Inc. ......................................           28,460
           1,917  Delta Air Lines, Inc. ..............................................          107,352
             639  Hawaiian Holdings, Inc. ............................................           25,464
           2,189  JetBlue Airways Corp. (a)...........................................           48,902
             455  Southwest Airlines Co. .............................................           29,780
             647  Spirit Airlines, Inc. (a)...........................................           29,018
             436  United Continental Holdings, Inc. (a)...............................           29,386
                                                                                        ---------------
                                                                                                327,693
                                                                                        ---------------

                  AUTO COMPONENTS - 16.3%
           1,822  BorgWarner, Inc. ...................................................           93,086
           1,347  Gentex Corp. .......................................................           28,220
           3,134  Goodyear Tire & Rubber (The) Co. ...................................          101,259
           1,121  Lear Corp. .........................................................          198,036
                                                                                        ---------------
                                                                                                420,601
                                                                                        ---------------

                  AUTOMOBILES - 17.4%
          16,204  Ford Motor Co. .....................................................          202,388
           4,708  General Motors Co. .................................................          192,981
             550  Harley-Davidson, Inc. ..............................................           27,984
              89  Tesla, Inc. (a).....................................................           27,710
                                                                                        ---------------
                                                                                                451,063
                                                                                        ---------------

                  DISTRIBUTORS - 5.1%
             297  Genuine Parts Co. ..................................................           28,218
           2,573  LKQ Corp. (a).......................................................          104,644
                                                                                        ---------------
                                                                                                132,862
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.1%
             983  World Fuel Services Corp. ..........................................           27,662
                                                                                        ---------------

                  ROAD & RAIL - 17.1%
             495  CSX Corp. ..........................................................           27,230
             913  JB Hunt Transport Services, Inc. ...................................          104,977
             905  Kansas City Southern ...............................................           95,224
             732  Norfolk Southern Corp. .............................................          106,067
             802  Union Pacific Corp. ................................................          107,548
                                                                                        ---------------
                                                                                                441,046
                                                                                        ---------------

                  TRANSPORTATION INFRASTRUCTURE - 1.0%
             413  Macquarie Infrastructure Corp. .....................................           26,515
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 100.0% .........................................  $     2,586,519
                  (Cost $2,384,524) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................              827
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,587,346
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $249,269 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $47,274. The net unrealized appreciation was $201,995.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,586,519  $     2,586,519  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five exchange-traded funds (each a "Fund" and collectively, the "Funds"). This report covers the seven funds listed below, each a non-diversified series of the Trust.

        First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC ("Nasdaq")
           ticker "FTXO")
        First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker "FTXG")
        First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker "FTXN")
        First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker "FTXH")
        First Trust Nasdaq Retail ETF - (Nasdaq ticker "FTXD")
        First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker "FTXL")
        First Trust Nasdaq Transportation ETF - (Nasdaq ticker "FTXR")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq(R), Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) - 90.6%

                  AUSTRALIA - 3.5%
           1,035  Amcor Ltd. .........................................................   $       12,453
           1,456  APA Group ..........................................................            9,463
             360  ASX Ltd. ...........................................................           15,410
           9,796  AusNet Services ....................................................           13,796
             636  Australia & New Zealand Banking Group Ltd. .........................           14,262
           1,452  Bank of Queensland Ltd. ............................................           14,411
             379  Caltex Australia Ltd. ..............................................           10,069
             250  Commonwealth Bank of Australia .....................................           15,671
             207  Macquarie Group Ltd. ...............................................           16,091
             598  National Australia Bank Ltd. .......................................           13,797
             948  SEEK Ltd. ..........................................................           14,061
           1,950  Sonic Healthcare Ltd. ..............................................           34,781
           1,443  Suncorp Group Ltd. .................................................           15,605
           1,324  Transurban Group ...................................................           12,841
             685  Wesfarmers Ltd. ....................................................           23,741
             589  Westpac Banking Corp. ..............................................           14,408
           1,123  Woolworths Ltd. ....................................................           23,921
                                                                                        ---------------
                                                                                                274,781
                                                                                        ---------------

                  AUSTRIA - 0.3%
              28  ams AG .............................................................            2,542
              39  ANDRITZ AG .........................................................            2,203
             103  Erste Group Bank AG ................................................            4,462
              13  Lenzing AG .........................................................            1,651
              69  OMV AG .............................................................            4,374
             133  Raiffeisen Bank International AG (b) ...............................            4,819
              37  voestalpine AG .....................................................            2,213
                                                                                        ---------------
                                                                                                 22,264
                                                                                        ---------------

                  BELGIUM - 1.1%
             169  Ageas ..............................................................            8,256
             360  Anheuser-Busch InBev S.A./N.V. .....................................           40,227
              63  bpost S.A. .........................................................            1,919
              33  Colruyt S.A. .......................................................            1,717
              76  Groupe Bruxelles Lambert S.A. ......................................            8,206
              94  KBC Groep N.V. .....................................................            8,020
              73  Proximus S.A.D.P. ..................................................            2,396
              30  Solvay S.A. ........................................................            4,172
              25  Telenet Group Holding N.V. (b)......................................            1,742
              49  UCB S.A. ...........................................................            3,891
             108  Umicore S.A. .......................................................            5,113
                                                                                        ---------------
                                                                                                 85,659
                                                                                        ---------------

                  BERMUDA - 0.8%
             750  CK Infrastructure Holdings Ltd. ....................................            6,446
           1,816  Hiscox Ltd. ........................................................           35,895
             600  Hongkong Land Holdings Ltd. ........................................            4,224
             100  Jardine Matheson Holdings Ltd. .....................................            6,075


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  BERMUDA (CONTINUED)
           2,250  Kerry Properties Ltd. ..............................................  $        10,123
                                                                                        ---------------
                                                                                                 62,763
                                                                                        ---------------

                  CANADA - 7.2%
             279  Bank of Montreal ...................................................           22,327
             328  Bank of Nova Scotia (The) ..........................................           21,167
             273  BCE, Inc. ..........................................................           13,114
             241  Canadian Imperial Bank of Commerce .................................           23,494
             253  Canadian Utilities Ltd., Class A ...................................            7,530
             208  Emera, Inc. ........................................................            7,774
           2,580  Enbridge Income Fund Holdings, Inc. ................................           61,185
           1,338  First Capital Realty, Inc. .........................................           22,055
             220  Fortis, Inc. .......................................................            8,070
             187  George Weston Ltd. .................................................           16,239
             733  Great-West Lifeco, Inc. ............................................           20,468
             628  IGM Financial, Inc. ................................................           22,058
             255  Intact Financial Corp. .............................................           21,299
             298  Loblaw Cos., Ltd. ..................................................           16,173
             438  National Bank of Canada ............................................           21,855
             831  Power Corp. of Canada ..............................................           21,400
             760  Power Financial Corp. ..............................................           20,883
             247  Rogers Communications, Inc., Class B ...............................           12,586
             273  Royal Bank of Canada ...............................................           22,294
             709  Shaw Communications, Inc., Class B .................................           16,182
             355  TELUS Corp. ........................................................           13,449
             375  Toronto-Dominion Bank (The) ........................................           21,972
           1,344  TransCanada Corp. ..................................................           65,414
             937  Waste Connections, Inc. ............................................           66,462
                                                                                        ---------------
                                                                                                565,450
                                                                                        ---------------

                  CAYMAN ISLANDS - 1.0%
           1,500  CK Asset Holdings Ltd. .............................................           13,113
             750  CK Hutchison Holdings Ltd. .........................................            9,417
           3,075  Phoenix Group Holdings .............................................           32,466
           2,800  Sands China Ltd. ...................................................           14,461
           3,750  WH Group Ltd. (c)...................................................            4,234
           3,000  Xinyi Glass Holdings Ltd. ..........................................            3,909
                                                                                        ---------------
                                                                                                 77,600
                                                                                        ---------------

                  DENMARK - 1.6%
               3  AP Moeller - Maersk A.S., Class B ..................................            5,241
              48  Carlsberg A.S., Class B ............................................            5,763
              96  Chr Hansen Holding A.S. ............................................            9,005
             100  Coloplast A.S., Class B ............................................            7,954
             135  Danske Bank A.S. ...................................................            5,257
              82  DSV A.S. ...........................................................            6,457
              37  Genmab A.S. (b).....................................................            6,136
             238  GN Store Nord A.S. .................................................            7,691
             142  H Lundbeck A.S. ....................................................            7,209


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  DENMARK (CONTINUED)
             156  ISS A.S. ...........................................................  $         6,042
              94  Jyske Bank A.S. ....................................................            5,351
             171  Novo Nordisk A.S., Class B .........................................            9,219
             159  Novozymes A.S., Class B ............................................            9,084
              70  Orsted A.S. (c).....................................................            3,821
              54  Pandora A.S. .......................................................            5,879
             367  TDC A.S. ...........................................................            2,255
             235  Tryg A.S. ..........................................................            5,878
              97  Vestas Wind Systems A.S. ...........................................            6,704
             310  William Demant Holding A.S. (b).....................................            8,668
                                                                                        ---------------
                                                                                                123,614
                                                                                        ---------------

                  FINLAND - 0.9%
              61  Cargotec OYJ, Class B ..............................................            3,455
              67  Elisa OYJ ..........................................................            2,630
             207  Fortum OYJ .........................................................            4,098
              97  Huhtamaki OYJ ......................................................            4,073
              33  Kesko OYJ, Class B .................................................            1,792
              73  Kone OYJ, Class B ..................................................            3,922
             106  Metso OYJ ..........................................................            3,621
              61  Neste OYJ ..........................................................            3,905
           2,779  Nokia OYJ ..........................................................           12,984
              61  Nokian Renkaat OYJ .................................................            2,767
              49  Orion OYJ, Class B .................................................            1,827
             382  Outokumpu OYJ ......................................................            3,548
             192  Sampo OYJ, Class A .................................................           10,551
             282  Stora Enso OYJ, Class R ............................................            4,473
             147  UPM-Kymmene OYJ ....................................................            4,570
              55  Wartsila OYJ Abp ...................................................            3,471
                                                                                        ---------------
                                                                                                 71,687
                                                                                        ---------------

                  FRANCE - 7.9%
             159  Aeroports de Paris .................................................           30,238
             270  Air Liquide S.A. ...................................................           34,032
             993  Bureau Veritas S.A. ................................................           27,153
             148  Cie Generale des Etablissements Michelin ...........................           21,229
             276  Danone S.A. ........................................................           23,165
             292  Dassault Systemes SE ...............................................           31,038
             286  Eurazeo S.A. .......................................................           26,423
              43  Hermes International ...............................................           23,024
             102  L'Oreal S.A. .......................................................           22,635
             355  Legrand S.A. .......................................................           27,341
              78  LVMH Moet Hennessy Louis Vuitton SE ................................           22,967
             912  Orange S.A. ........................................................           15,839
             307  Orpea ..............................................................           36,209
             156  Pernod Ricard S.A. .................................................           24,698
             250  Safran S.A. ........................................................           25,770
             367  Sanofi .............................................................           31,639
             118  SEB S.A. ...........................................................           21,867


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  FRANCE (CONTINUED)
             451  Sodexo S.A. ........................................................  $        60,634
             226  Thales S.A. ........................................................           24,372
           1,095  TOTAL S.A. .........................................................           60,496
             151  Wendel S.A. ........................................................           26,162
                                                                                        ---------------
                                                                                                616,931
                                                                                        ---------------

                  GERMANY - 8.1%
              72  Allianz SE .........................................................           16,544
             129  Axel Springer SE ...................................................           10,081
             360  BASF SE ............................................................           39,627
             355  Bayerische Motoren Werke AG ........................................           36,985
             336  Beiersdorf AG ......................................................           39,468
             453  Daimler AG .........................................................           38,482
             613  Deutsche Post AG ...................................................           29,236
             876  Deutsche Telekom AG ................................................           15,551
              94  Fielmann AG ........................................................            8,292
             489  Freenet AG .........................................................           18,083
             177  Fresenius Medical Care AG & Co., KGaA ..............................           18,642
             646  FUCHS PETROLUB SE (Preference Shares) ..............................           34,298
             133  Hannover Rueck SE ..................................................           16,740
             265  Henkel AG & Co., KGaA (Preference Shares) ..........................           35,087
             159  LEG Immobilien AG ..................................................           18,179
             156  Merck KGaA .........................................................           16,799
             171  MTU Aero Engines AG ................................................           30,653
              75  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ..........           16,266
              40  Rational AG ........................................................           25,782
             600  SAP SE .............................................................           67,276
             193  Siemens AG .........................................................           26,897
             504  Symrise AG .........................................................           43,310
             396  Talanx AG ..........................................................           16,188
             376  Vonovia SE .........................................................           18,673
                                                                                        ---------------
                                                                                                637,139
                                                                                        ---------------

                  GREECE - 0.1%
             676  Alpha Bank AE (b)...................................................            1,449
             117  Hellenic Telecommunications Organization S.A. ......................            1,614
           3,931  National Bank of Greece S.A. (b)....................................            1,505
                                                                                        ---------------
                                                                                                  4,568
                                                                                        ---------------

                  HONG KONG - 1.7%
           1,200  AIA Group Ltd. .....................................................           10,237
           2,100  Bank of East Asia (The) Ltd. .......................................            9,098
             750  CLP Holdings Ltd. ..................................................            7,675
           4,500  Hang Lung Properties Ltd. ..........................................           11,001
             450  Hang Seng Bank Ltd. ................................................           11,174
           1,500  Henderson Land Development Co., Ltd. ...............................            9,887
           3,000  Hong Kong & China Gas Co., Ltd. ....................................            5,883
             400  Hong Kong Exchanges & Clearing Ltd. ................................           12,277
           2,250  MTR Corp., Ltd. ....................................................           13,190


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  HONG KONG (CONTINUED)
           7,000  New World Development Co., Ltd. ....................................  $        10,519
             750  Power Assets Holdings Ltd. .........................................            6,331
           6,000  Sino Land Co., Ltd. ................................................           10,629
           1,250  Swire Pacific Ltd., Class A ........................................           11,575
             750  Techtronic Industries Co., Ltd. ....................................            4,891
                                                                                        ---------------
                                                                                                134,367
                                                                                        ---------------

                  IRELAND - 0.6%
             436  Bank of Ireland Group PLC (b).......................................            3,712
             160  CRH PLC ............................................................            5,740
              63  DCC PLC ............................................................            6,350
             226  Glanbia PLC ........................................................            4,040
              45  Kerry Group PLC, Class A ...........................................            5,051
             144  Kingspan Group PLC .................................................            6,290
             534  Ryanair Holdings PLC (b)............................................            9,643
             196  Smurfit Kappa Group PLC ............................................            6,629
                                                                                        ---------------
                                                                                                 47,455
                                                                                        ---------------

                  ISRAEL - 0.3%
             660  Bank Hapoalim BM ...................................................            4,854
           1,050  Bank Leumi Le-Israel BM ............................................            6,328
             770  Bezeq The Israeli Telecommunication Corp., Ltd. ....................            1,164
              30  Frutarom Industries Ltd. ...........................................            2,815
             480  Teva Pharmaceutical Industries Ltd. ................................            9,056
                                                                                        ---------------
                                                                                                 24,217
                                                                                        ---------------

                  ITALY - 2.1%
           5,085  A2A S.p.A. .........................................................            9,408
             564  Assicurazioni Generali S.p.A. ......................................           10,286
              99  Atlantia S.p.A. ....................................................            3,126
           1,203  Banca Mediolanum S.p.A. ............................................           10,414
              93  Brembo S.p.A. ......................................................            1,414
             117  Buzzi Unicem S.p.A. ................................................            3,159
             217  Davide Campari-Milano S.p.A. .......................................            1,678
              19  DiaSorin S.p.A. ....................................................            1,687
           1,452  Enel S.p.A. ........................................................            8,937
           1,353  Eni S.p.A. .........................................................           22,403
           1,186  FinecoBank Banca Fineco S.p.A. .....................................           12,145
              33  Industria Macchine Automatiche S.p.A. ..............................            2,685
           2,974  Intesa Sanpaolo S.p.A. .............................................            9,884
             168  Leonardo S.p.A. ....................................................            2,000
             979  Mediobanca S.p.A. ..................................................           11,112
              54  Moncler S.p.A. .....................................................            1,690
           1,428  Poste Italiane S.p.A. (c)...........................................           10,752
              93  Prysmian S.p.A. ....................................................            3,034
              36  Recordati S.p.A. ...................................................            1,601
              55  Salvatore Ferragamo S.p.A ..........................................            1,462
           1,815  Snam S.p.A. ........................................................            8,885
           8,614  Telecom Italia S.p.A. (b)...........................................            7,447


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  ITALY (CONTINUED)
           1,497  Terna Rete Elettrica Nazionale S.p.A ...............................  $         8,701
           4,503  UnipolSai  Assicurazioni S.p.A. ....................................           10,519
                                                                                        ---------------
                                                                                                164,429
                                                                                        ---------------

                  JAPAN - 18.9%
           2,900  Canon, Inc. ........................................................          108,099
             100  Central Japan Railway Co. ..........................................           17,910
             200  East Japan Railway Co. .............................................           19,516
             600  Hankyu Hanshin Holdings, Inc. ......................................           24,122
          12,000  ITOCHU Corp. .......................................................          223,972
           4,600  Japan Tobacco, Inc. ................................................          148,237
             560  Kintetsu Group Holdings Co., Ltd. ..................................           21,471
             300  Lawson, Inc. .......................................................           19,942
             940  Nagoya Railroad Co., Ltd. ..........................................           23,668
           2,500  Nissin Foods Holdings Co., Ltd. ....................................          182,605
           4,700  NTT DOCOMO, Inc. ...................................................          110,998
             300  Oriental Land Co., Ltd. ............................................           27,344
           2,700  Secom Co., Ltd. ....................................................          203,851
           2,100  Takeda Pharmaceutical Co., Ltd. ....................................          119,300
             840  Tobu Railway Co., Ltd. .............................................           27,136
           4,100  Toyo Suisan Kaisha Ltd. ............................................          175,207
             300  West Japan Railway Co. .............................................           21,905
                                                                                        ---------------
                                                                                              1,475,283
                                                                                        ---------------

                  JERSEY - 0.9%
           1,245  Experian PLC .......................................................           27,500
           4,326  UBM PLC ............................................................           43,630
                                                                                        ---------------
                                                                                                 71,130
                                                                                        ---------------

                  LUXEMBOURG - 0.6%
             130  APERAM S.A. ........................................................            6,695
             264  ArcelorMittal (b) ..................................................            8,589
             759  Grand City Properties S.A. .........................................           17,895
             900  Samsonite International S.A. .......................................            4,135
             271  Subsea 7 S.A. ......................................................            4,060
             225  Tenaris S.A. .......................................................            3,553
                                                                                        ---------------
                                                                                                 44,927
                                                                                        ---------------

                  NETHERLANDS - 2.9%
              43  Aalberts Industries N.V. ...........................................            2,187
             405  ABN AMRO Group N.V. (c).............................................           13,072
           2,085  Aegon N.V. .........................................................           13,296
              73  Akzo Nobel N.V. ....................................................            6,396
             279  Altice N.V., Class A (b)............................................            2,928
             234  ASM International N.V. .............................................           15,827
              87  ASML Holding N.V. ..................................................           15,152
              60  Boskalis Westminster ...............................................            2,263
             222  Heineken Holding N.V. ..............................................           21,972
             211  Heineken N.V. ......................................................           22,008
             658  ING Groep N.V. .....................................................           12,099


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  NETHERLANDS (CONTINUED)
             450  Koninklijke Ahold Delhaize N.V. ....................................  $         9,900
              84  Koninklijke DSM N.V. ...............................................            8,030
           1,629  Koninklijke KPN N.V. ...............................................            5,684
             522  Koninklijke Philips N.V. ...........................................           19,754
              48  Koninklijke Vopak N.V. .............................................            2,106
             289  NN Group N.V. ......................................................           12,525
              33  Randstad Holding N.V. ..............................................            2,029
             394  RELX N.V. ..........................................................            9,060
              84  SBM Offshore N.V. ..................................................            1,478
             352  Unilever N.V. ......................................................           19,831
             181  Wolters Kluwer N.V. ................................................            9,443
                                                                                        ---------------
                                                                                                227,040
                                                                                        ---------------

                  NEW ZEALAND - 0.1%
             427  Auckland International Airport Ltd. ................................            1,961
             271  Fisher & Paykel Healthcare Corp., Ltd. .............................            2,756
             345  Fletcher Building Ltd. .............................................            1,858
             820  Spark New Zealand Ltd. .............................................            2,110
                                                                                        ---------------
                                                                                                  8,685
                                                                                        ---------------

                  NORWAY - 0.6%
             229  Aker BP ASA ........................................................            5,631
             186  DNB ASA ............................................................            3,446
             216  Gjensidige Forsikring ASA ..........................................            4,075
             196  Marine Harvest ASA .................................................            3,318
             547  Norsk Hydro ASA ....................................................            4,154
             379  Orkla ASA ..........................................................            4,018
              79  Schibsted ASA, Class A .............................................            2,257
             222  Statoil ASA ........................................................            4,737
             442  Storebrand ASA .....................................................            3,601
             292  Telenor ASA ........................................................            6,256
              88  Yara International ASA .............................................            4,038
                                                                                        ---------------
                                                                                                 45,531
                                                                                        ---------------

                  PORTUGAL - 0.1%
           4,390  Banco Comercial Portugues S.A. (b)..................................            1,433
             838  EDP - Energias de Portugal S.A. ....................................            2,901
             232  Galp Energia SGPS S.A. .............................................            4,266
             117  Jeronimo Martins SGPS S.A. .........................................            2,273
                                                                                        ---------------
                                                                                                 10,873
                                                                                        ---------------

                  SINGAPORE - 1.0%
           1,600  CapitaLand Ltd. ....................................................            4,223
             600  City Developments Ltd. .............................................            5,603
           1,300  ComfortDelGro Corp., Ltd. ..........................................            1,925
             300  DBS Group Holdings Ltd. ............................................            5,574
           7,800  Hutchison Port Holdings Trust ......................................            3,237
             100  Jardine Cycle & Carriage Ltd. ......................................            3,041
             400  Keppel Corp., Ltd. .................................................            2,198
             600  Oversea-Chinese Banking Corp., Ltd. ................................            5,558


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SINGAPORE (CONTINUED)
           1,000  SATS Ltd. ..........................................................  $         3,888
             900  Sembcorp Industries Ltd. ...........................................            2,039
             300  Singapore Airlines Ltd. ............................................            2,393
             800  Singapore Exchange Ltd. ............................................            4,450
           1,000  Singapore Press Holdings Ltd. ......................................            1,981
           1,300  Singapore Technologies Engineering Ltd. ............................            3,169
           3,400  Singapore Telecommunications Ltd. ..................................            9,076
             300  United Overseas Bank Ltd. ..........................................            5,933
             800  UOL Group Ltd. .....................................................            5,306
           2,100  Wilmar International Ltd. ..........................................            4,852
                                                                                        ---------------
                                                                                                 74,446
                                                                                        ---------------

                  SOUTH KOREA - 4.9%
             145  CJ CheilJedang Corp. ...............................................           49,573
              61  CJ Logistics Corp. (b)..............................................            7,977
              85  Dongbu Insurance Co., Ltd. .........................................            5,653
              48  GS Holdings Corp. ..................................................            2,789
             904  Hanwha Life Insurance Co., Ltd. ....................................            5,835
             430  Industrial Bank of Korea ...........................................            6,607
             186  Kangwon Land, Inc. .................................................            6,046
             111  KB Financial Group, Inc. ...........................................            6,574
              27  KCC Corp. ..........................................................            9,609
           1,633  Kia Motors Corp. ...................................................           51,100
             127  Korea Electric Power Corp. .........................................            4,526
             117  Korea Gas Corp. (b) ................................................            4,650
              55  Korea Zinc Co., Ltd. ...............................................           25,328
             379  KT Corp., ADR ......................................................            5,916
             490  KT&G Corp. .........................................................           52,865
             126  LG Corp. ...........................................................           10,711
              24  S-Oil Corp. ........................................................            2,623
              20  Samsung Electronics Co., Ltd. ......................................           47,602
              22  Samsung Fire & Marine Insurance Co., Ltd. ..........................            5,487
              55  Samsung Life Insurance Co., Ltd. ...................................            6,396
             123  Shinhan Financial Group Co., Ltd. ..................................            5,676
             174  SK Holdings Co., Ltd. ..............................................           45,997
              16  SK Innovation Co., Ltd. ............................................            3,056
              21  SK Telecom Co., Ltd. ...............................................            5,238
             346  Woori Bank .........................................................            5,090
                                                                                        ---------------
                                                                                                382,924
                                                                                        ---------------

                  SPAIN - 2.6%
              82  Acciona S.A. .......................................................            6,694
              79  Acerinox S.A. ......................................................            1,129
             180  ACS Actividades de Construccion y Servicios S.A. ...................            7,045
              37  Aena SME S.A. (c)...................................................            7,503
             103  Amadeus IT Group S.A. ..............................................            7,429
           1,918  Banco Bilbao Vizcaya Argentaria S.A. ...............................           16,367
           2,455  Banco Santander S.A. ...............................................           16,139
           1,812  Bankinter S.A. .....................................................           17,184


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SPAIN (CONTINUED)
             507  Cellnex Telecom S.A. (c)............................................  $        12,988
              24  Ebro Foods S.A. ....................................................              562
             253  Enagas S.A. ........................................................            7,246
             315  Endesa S.A. ........................................................            6,748
             303  Ferrovial S.A. .....................................................            6,880
             321  Gas Natural SDG S.A. ...............................................            7,414
             234  Grifols S.A. .......................................................            6,858
             916  Iberdrola S.A. .....................................................            7,100
             207  Industria de Diseno Textil S.A. ....................................            7,214
           5,266  Mapfre S.A. ........................................................           16,921
             690  Mediaset Espana Comunicacion S.A. ..................................            7,748
             538  Melia Hotels International S.A. ....................................            7,424
             339  Red Electrica Corp. S.A. ...........................................            7,610
             672  Repsol S.A. ........................................................           11,889
           1,066  Telefonica S.A. ....................................................           10,392
                                                                                        ---------------
                                                                                                204,484
                                                                                        ---------------

                  SWEDEN - 2.3%
             339  Alfa Laval AB ......................................................            8,009
             363  Assa Abloy AB, Class B .............................................            7,540
             195  Atlas Copco AB, Class A ............................................            8,420
             391  Axfood AB ..........................................................            7,536
             540  Castellum AB .......................................................            9,111
             127  Electrolux AB, Class B .............................................            4,092
             420  Husqvarna AB, Class B ..............................................            3,999
             178  ICA Gruppen AB .....................................................            6,464
             334  Industrivarden AB, Class C .........................................            8,245
             171  Investor AB, Class B ...............................................            7,798
             259  Kinnevik AB, Class B ...............................................            8,755
             106  L E Lundbergforetagen AB, Class B ..................................            7,921
             625  Nordea Bank AB .....................................................            7,566
             163  Saab AB, Class B ...................................................            7,928
             480  Sandvik AB .........................................................            8,409
             495  Securitas AB, Class B ..............................................            8,641
             643  Skandinaviska Enskilda Banken AB, Class A ..........................            7,549
             357  Skanska AB, Class B ................................................            7,398
             381  SKF AB, Class B ....................................................            8,462
             562  Svenska Handelsbanken AB, Class A ..................................            7,687
             306  Swedbank AB, Class A ...............................................            7,382
             123  Swedish Match AB ...................................................            4,846
             427  Tele2 AB, Class B ..................................................            5,247
           1,038  Telia Co., AB ......................................................            4,625
             331  Trelleborg AB, Class B .............................................            7,667
                                                                                        ---------------
                                                                                                181,297
                                                                                        ---------------

                  SWITZERLAND - 8.0%
             501  ABB Ltd. ...........................................................           13,429
             159  Adecco Group AG ....................................................           12,164
              93  Baloise Holding AG .................................................           14,478


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SWITZERLAND (CONTINUED)
              36  Barry Callebaut AG .................................................  $        75,107
              10  Chocoladefabriken Lindt & Spruengli AG .............................           61,060
             181  Clariant AG ........................................................            5,062
               7  EMS-Chemie Holding AG ..............................................            4,673
              54  Flughafen Zurich AG ................................................           12,352
              25  Geberit AG .........................................................           11,009
               2  Givaudan S.A. ......................................................            4,622
              27  Helvetia Holding AG ................................................           15,198
              67  Kuehne + Nagel International AG ....................................           11,861
             645  Nestle S.A. ........................................................           55,468
             826  Novartis AG ........................................................           69,847
              22  Partners Group Holding AG ..........................................           15,081
             159  PSP Swiss Property AG ..............................................           15,069
             277  Roche Holding AG ...................................................           70,071
              55  Schindler Holding AG ...............................................           12,660
               5  SGS S.A. ...........................................................           13,038
             417  Sonova Holding AG ..................................................           65,131
              42  Swiss Life Holding AG ..............................................           14,870
             163  Swiss Prime Site AG ................................................           15,055
             162  Swiss Re AG ........................................................           15,170
              15  Swisscom AG ........................................................            7,981
              48  Zurich Insurance Group AG ..........................................           14,610
                                                                                        ---------------
                                                                                                625,066
                                                                                        ---------------

                  UNITED KINGDOM - 10.5%
           4,519  Aviva PLC ..........................................................           30,903
           6,258  BBA Aviation PLC ...................................................           29,547
             823  Bunzl PLC ..........................................................           23,024
           1,926  Croda International PLC ............................................          115,041
           3,090  Diageo PLC .........................................................          113,686
           2,959  GlaxoSmithKline PLC ................................................           52,835
           4,393  Informa PLC ........................................................           42,824
             607  London Stock Exchange Group PLC ....................................           31,085
             918  National Grid PLC ..................................................           10,846
           1,113  Reckitt Benckiser Group PLC ........................................          103,973
           1,804  RELX PLC ...........................................................           42,356
           6,211  Rentokil Initial PLC ...............................................           26,667
           3,732  RSA Insurance Group PLC ............................................           31,870
             693  Schroders PLC ......................................................           32,898
             390  Severn Trent PLC ...................................................           11,384
           3,268  Smith & Nephew PLC .................................................           56,830
             607  SSE PLC ............................................................           10,818
          18,565  Vodafone Group PLC .................................................           58,904
                                                                                        ---------------
                                                                                                825,491
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        7,090,101
                  (Cost $6,778,115)                                                     ---------------


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (a) - 9.2%

                  AUSTRALIA - 1.6%
           1,983  Dexus ..............................................................  $        15,086
           2,286  Goodman Group ......................................................           15,018
           3,798  GPT (The) Group ....................................................           15,143
           8,227  Mirvac Group .......................................................           15,085
           4,794  Scentre Group ......................................................           15,673
           4,381  Stockland ..........................................................           15,314
           7,083  Vicinity Centres ...................................................           15,032
           2,403  Westfield Corp. ....................................................           17,793
                                                                                        ---------------
                                                                                                124,144
                                                                                        ---------------

                  CANADA - 0.3%
           1,101  RioCan Real Estate Investment Trust ................................           21,337
                                                                                        ---------------

                  FRANCE - 1.6%
             235  Fonciere Des Regions ...............................................           26,640
             151  Gecina S.A. ........................................................           27,883
             274  ICADE ..............................................................           26,935
             624  Klepierre S.A. .....................................................           27,451
              49  Unibail-Rodamco SE .................................................           12,347
                                                                                        ---------------
                                                                                                121,256
                                                                                        ---------------

                  HONG KONG - 0.3%
          13,500  Champion REIT ......................................................            9,901
           1,500  Link REIT ..........................................................           13,910
                                                                                        ---------------
                                                                                                 23,811
                                                                                        ---------------

                  JAPAN - 3.4%
              14  Daiwa House REIT Investment Corp. ..................................           33,262
              10  Japan Prime Realty Investment Corp. ................................           31,773
               7  Japan Real Estate Investment Corp. .................................           33,237
              19  Japan Retail Fund Investment Corp. .................................           34,838
               7  Nippon Building Fund, Inc. .........................................           34,231
              16  Nippon Prologis REIT, Inc. .........................................           33,839
              24  Orix JREIT Inc .....................................................           33,250
              23  United Urban Investment Corp. ......................................           33,089
                                                                                        ---------------
                                                                                                267,519
                                                                                        ---------------

                  SINGAPORE - 0.3%
           2,200  Ascendas Real Estate Investment Trust ..............................            4,474
           3,600  CapitaLand Commercial Trust ........................................            5,195
           3,000  CapitaLand Mall Trust ..............................................            4,778
           4,000  Mapletree Commercial Trust .........................................            4,845
           3,300  Suntec Real Estate Investment Trust ................................            5,305
                                                                                        ---------------
                                                                                                 24,597
                                                                                        ---------------

                  SPAIN - 0.4%
           1,728  Inmobiliaria Colonial Socimi S.A. ..................................           17,173
           1,237  Merlin Properties Socimi S.A. ......................................           16,772
                                                                                        ---------------
                                                                                                 33,945
                                                                                        ---------------


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                  UNITED KINGDOM - 1.3%
           4,329  Hammerson PLC ......................................................  $        31,971
           4,338  Segro PLC ..........................................................           34,380
           2,289  Shaftesbury PLC ....................................................           32,265
                                                                                        ---------------
                                                                                                 98,616
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          715,225
                  (Cost $690,359)                                                       ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        7,805,326
                  (Cost $7,468,474) (d)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           19,503
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     7,824,829
                                                                                        ===============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $426,226 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $89,374. The net unrealized appreciation was $336,852.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     7,090,101  $     7,090,101  $            --  $            --
Real Estate Investment Trusts*................          715,225          715,225               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     7,805,326  $     7,805,326  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


                                                 % OF TOTAL
SECTOR ALLOCATION                                INVESTMENTS
------------------------------------------------------------
Industrials                                         19.0%
Consumer Staples                                    18.4
Financials                                          15.6
Real Estate                                         11.9
Health Care                                          8.5
Consumer Discretionary                               6.6
Materials                                            5.5
Telecommunication Services                           4.5
Information Technology                               3.9
Energy                                               3.7
Utilities                                            2.4
                                                   ------
TOTAL                                              100.0%
                                                   ======


CURRENCY EXPOSURE                                % OF TOTAL
DIVERSIFICATION                                  INVESTMENTS
------------------------------------------------------------
Euro                                                29.1%
Japanese Yen                                        22.3
British Pound Sterling                              13.8
Swiss Franc                                          8.1
Canadian Dollar                                      7.5
Australian Dollar                                    5.1
South Korean Won                                     4.8
Hong Kong Dollar                                     2.9
Swedish Krona                                        2.3
Danish Krone                                         1.6
Singapore Dollar                                     1.2
Norwegian Krone                                      0.6
Israeli Shekel                                       0.3
US Dollar                                            0.3
New Zealand Dollar                                   0.1
                                                   ------
TOTAL                                              100.0%
                                                   ======


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) - 98.4%

                  BRAZIL - 8.7%
           3,773  Ambev S.A. .........................................................  $        24,205
           3,452  B3 S.A. - Brasil Bolsa Balcao ......................................           23,706
           2,476  Banco Bradesco S.A. ................................................           23,931
           2,889  BB Seguridade Participacoes S.A. ...................................           24,813
           1,739  BRF S.A. (b)........................................................           19,188
             314  Cia de Transmissao de Energia Electrica Paulista (Preference
                     Shares)..........................................................            6,333
           3,762  Cielo S.A. .........................................................           26,675
           1,412  EDP - Energias do Brasil S.A. ......................................            5,959
             590  Engie Brasil Energia S.A. ..........................................            6,316
             349  Equatorial Energia S.A. ............................................            6,907
           2,465  Hypermarcas S.A. ...................................................           26,752
           2,106  Iguatemi Empresa de Shopping Centers S.A. ..........................           25,008
           1,907  Itau Unibanco Holding S.A. (Preference Shares) .....................           24,479
           7,496  Itausa - Investimentos Itau S.A. (Preference Shares) ...............           24,451
           3,705  Klabin S.A. ........................................................           19,658
           2,557  Lojas Renner S.A. ..................................................           27,358
           6,009  MRV Engenharia e Participacoes S.A. ................................           27,245
           1,127  Multiplan Empreendimentos Imobiliarios S.A. ........................           24,089
           2,195  Porto Seguro S.A. ..................................................           24,040
           1,229  Raia Drogasil S.A. .................................................           34,012
             410  Telefonica Brasil S.A. (Preference Shares) .........................            6,010
           1,790  TIM Participacoes S.A. .............................................            7,069
             961  Transmissora Alianca de Energia Eletrica S.A. ......................            6,183
             284  Ultrapar Participacoes S.A. ........................................            6,421
           3,177  WEG S.A. ...........................................................           23,092
                                                                                        ---------------
                                                                                                473,900
                                                                                        ---------------

                  CAYMAN ISLANDS - 0.7%
          15,500  China Conch Venture Holdings Ltd. ..................................           35,909
                                                                                        ---------------

                  CHILE - 1.6%
          59,076  Banco de Chile .....................................................            9,485
             144  Banco de Credito e Inversiones .....................................            9,921
         121,195  Banco Santander Chile ..............................................            9,473
           2,393  Cencosud S.A. ......................................................            7,038
             573  Empresas COPEC S.A. ................................................            9,078
          60,071  Enel Americas S.A. .................................................           13,373
             556  Latam Airlines Group S.A. ..........................................            7,847
             750  SACI Falabella .....................................................            7,489
             179  Sociedad Quimica y Minera de Chile S.A., Class B (Preference
                     Shares)..........................................................           10,602
                                                                                        ---------------
                                                                                                 84,306
                                                                                        ---------------

                  CHINA - 14.1%
          97,499  Agricultural Bank of China Ltd., Class H ...........................           45,425
          88,999  Bank of China Ltd., Class H ........................................           43,743
          59,500  Bank of Communications Co., Ltd., Class H ..........................           44,171
          61,000  CGN Power Co. Ltd., Class H (c).....................................           16,552
          69,000  China CITIC Bank Corp., Ltd., Class H ..............................           43,275
          52,500  China Construction Bank Corp., Class H .............................           48,382
          94,000  China Everbright Bank Co., Ltd., Class H ...........................           43,915


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  CHINA (CONTINUED)
          47,750  China Minsheng Banking Corp., Ltd., Class H ........................  $        47,855
          40,999  China Petroleum & Chemical Corp., Class H ..........................           30,069
          51,000  China Railway Group Ltd., Class H ..................................           37,730
          85,999  China Telecom Corp., Ltd., Class H .................................           40,948
          46,999  CRRC Corp., Ltd., Class H ..........................................           50,290
          20,000  GF Securities Co., Ltd., Class H ...................................           40,241
          27,000  Haitong Securities Co., Ltd., Class H ..............................           39,189
          58,500  Industrial & Commercial Bank of China Ltd., Class H ................           47,097
          98,499  People's Insurance Co. Group of China Ltd., Class H ................           48,538
           5,750  Ping An Insurance Group Co. of China Ltd., Class H .................           59,871
          76,000  Postal Savings Bank of China Co., Ltd., Class H (c).................           39,494
                                                                                        ---------------
                                                                                                766,785
                                                                                        ---------------

                  COLOMBIA - 0.3%
           1,730  Bancolombia S.A. (Preference Shares) ...............................           17,344
                                                                                        ---------------

                  CZECH REPUBLIC - 0.1%
             230  CEZ A.S. ...........................................................            5,363
                                                                                        ---------------

                  HONG KONG - 6.2%
           9,000  BOC Hong Kong Holdings Ltd. ........................................           45,617
           4,500  China Mobile Ltd. ..................................................           45,646
          52,000  China Power International Development Ltd. .........................           13,644
          28,000  CITIC Ltd. .........................................................           40,426
          23,000  CNOOC Ltd. .........................................................           33,030
         278,000  Lenovo Group Ltd. ..................................................          156,918
                                                                                        ---------------
                                                                                                335,281
                                                                                        ---------------

                  HUNGARY - 0.4%
             608  MOL Hungarian Oil & Gas PLC ........................................            7,055
             297  OTP Bank PLC .......................................................           12,295
             186  Richter Gedeon Nyrt ................................................            4,870
                                                                                        ---------------
                                                                                                 24,220
                                                                                        ---------------

                  INDIA - 18.1%
           1,488  ACC Ltd. ...........................................................           41,124
           2,203  Asian Paints Ltd. ..................................................           40,037
             325  Bajaj Auto Ltd. ....................................................           16,965
              49  Bosch Ltd. .........................................................           15,418
             233  Britannia Industries Ltd. ..........................................           17,213
           6,589  Cipla Ltd. .........................................................           62,661
             954  Colgate-Palmolive India Ltd. .......................................           16,486
           3,310  Dabur India Ltd. ...................................................           18,138
           2,438  HCL Technologies Ltd. ..............................................           34,222
           3,159  HDFC Bank Ltd. .....................................................           92,621
             267  Hero MotoCorp Ltd. .................................................           15,925
             860  Hindustan Unilever Ltd. ............................................           18,355
           3,272  Housing Development Finance Corp., Ltd. ............................           87,686
           3,391  IndusInd Bank Ltd. .................................................           87,522
           5,684  Kotak Mahindra Bank Ltd. ...........................................           89,898


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  INDIA (CONTINUED)
           2,156  Larsen & Toubro Ltd. ...............................................  $        42,608
           4,926  Mahindra & Mahindra Ltd. ...........................................           57,998
           3,249  Marico Ltd. ........................................................           16,355
             127  Maruti Suzuki India Ltd. ...........................................           19,371
             140  Nestle India Ltd. ..................................................           17,221
           4,144  Pidilite Industries Ltd. ...........................................           58,553
           7,880  Power Grid Corp. of India Ltd. .....................................           24,722
           1,235  Rajesh Exports Ltd. ................................................           15,576
             875  Tata Consultancy Services Ltd. .....................................           37,014
           7,590  Wipro Ltd. .........................................................           37,101
                                                                                        ---------------
                                                                                                980,790
                                                                                        ---------------

                  INDONESIA - 2.7%
          20,941  Astra International Tbk PT .........................................           12,811
          10,638  Bank Central Asia Tbk PT ...........................................           17,171
          32,113  Bank Mandiri Persero Tbk PT ........................................           18,935
          29,183  Bank Negara Indonesia Persero Tbk PT ...............................           21,294
          70,688  Bank Rakyat Indonesia Persero Tbk PT ...............................           18,965
           2,514  Gudang Garam Tbk PT ................................................           15,528
          14,861  Perusahaan Gas Negara Persero Tbk ..................................            1,917
          74,076  Telekomunikasi Indonesia Persero Tbk PT ............................           24,242
           5,981  United Tractors Tbk PT .............................................           15,605
                                                                                        ---------------
                                                                                                146,468
                                                                                        ---------------

                  MALAYSIA - 2.8%
           6,700  AirAsia Bhd ........................................................            5,546
           7,800  Axiata Group Bhd ...................................................           10,581
          11,200  CIMB Group Holdings Bhd ............................................           18,099
           8,000  Dialog Group BhD ...................................................            4,962
           7,700  Gamuda Bhd .........................................................            9,437
           2,500  Genting Bhd ........................................................            5,683
           4,400  Genting Malaysia Bhd ...............................................            6,121
           2,000  Kuala Lumpur Kepong Bhd ............................................           12,355
           7,400  Malayan Banking Bhd ................................................           17,920
           5,700  Petronas Chemicals Group Bhd .......................................           10,845
           3,500  Public Bank Bhd ....................................................           17,971
          18,160  Sime Darby Bhd .....................................................            9,917
           6,300  Tenaga Nasional Bhd ................................................           23,756
                                                                                        ---------------
                                                                                                153,193
                                                                                        ---------------

                  MEXICO - 4.6%
           6,681  Alfa S.A.B. de C.V., Class A .......................................            7,356
           3,452  Alsea SAB de C.V. ..................................................           11,296
          43,793  America Movil S.A.B. de C.V., Series L .............................           37,729
           1,668  Arca Continental S.A.B. de C.V. ....................................           11,550
           9,281  Cemex S.A.B. de C.V. (d)............................................            6,943
           1,485  Coca-Cola Femsa SAB de C.V., Series L ..............................           10,359
           1,573  El Puerto de Liverpool SAB de C.V., Series C1 ......................            9,947
           1,201  Fomento Economico Mexicano S.A.B. de C.V. ..........................           11,296


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  MEXICO (CONTINUED)
           8,799  Gentera S.A.B. de C.V. .............................................  $         7,312
             780  Gruma S.A.B. de C.V., Class B ......................................            9,892
           1,523  Grupo Aeroportuario del Centro Norte SAB de C.V. ...................            7,894
             825  Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B ...........            8,475
             443  Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B ............            8,081
           4,721  Grupo Bimbo S.A.B. de C.V., Series A ...............................           10,461
           2,054  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .................           11,275
           6,978  Grupo Financiero Santander Mexico S.A.B de C.V., Class B ...........           10,203
           2,726  Grupo Mexico S.A.B. de C.V., Series B ..............................            9,002
           2,559  Grupo Televisa S.A.B. ..............................................            9,585
             336  Industrias Penoles S.A.B. de C.V. ..................................            7,022
             744  Infraestructura Energetica Nova S.A.B. de C.V. .....................            3,640
           5,639  Kimberly-Clark de Mexico, S.A.B. de C.V., Class A ..................            9,929
           3,157  Mexichem S.A.B. de C.V. ............................................            7,814
             797  Promotora y Operadora de Infraestructura S.A.B. de C.V. ............            7,875
           5,576  Wal-Mart de Mexico S.A.B. de C.V. ..................................           13,674
                                                                                        ---------------
                                                                                                248,610
                                                                                        ---------------

                  NETHERLANDS - 0.0%
              62  X5 Retail Group N.V., GDR (b).......................................            2,342
                                                                                        ---------------

                  PHILIPPINES - 1.6%
          19,200  Ayala Land, Inc. ...................................................           17,154
           6,370  BDO Unibank, Inc. ..................................................           20,927
           9,630  Metropolitan Bank & Trust Co. ......................................           19,561
           1,430  SM Investments Corp. ...............................................           28,359
                                                                                        ---------------
                                                                                                 86,001
                                                                                        ---------------

                  POLAND - 1.4%
             478  Alior Bank S.A. (b).................................................           10,917
             256  Bank Pekao S.A. ....................................................            9,524
             181  CD Projekt S.A. ....................................................            5,044
             160  Jastrzebska Spolka Weglowa S.A. (b).................................            4,425
             132  KGHM Polska Miedz S.A. .............................................            4,217
           1,793  PGE Polska Grupa Energetyczna S.A. (b)..............................            6,207
             249  Polski Koncern Naftowy ORLEN S.A. ..................................            7,582
           4,468  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......................            8,074
             926  Powszechna Kasa Oszczednosci Bank Polski S.A. (b)...................           11,787
             711  Powszechny Zaklad Ubezpieczen S.A. .................................            8,611
                                                                                        ---------------
                                                                                                 76,388
                                                                                        ---------------

                  RUSSIA - 4.0%
             866  Aeroflot PJSC ......................................................            2,081
          10,875  Alrosa PJSC ........................................................           14,165
       1,223,206  Federal Grid Co. Unified Energy System PJSC ........................            3,440
          14,834  Gazprom PJSC .......................................................           33,594
             592  LUKOIL PJSC ........................................................           34,256
              67  Magnit PJSC, GDR ...................................................            1,832
             848  MegaFon PJSC, GDR ..................................................            7,844
              90  MMC Norilsk Nickel PJSC ............................................           16,946


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  RUSSIA (CONTINUED)
           1,987  Mobile TeleSystems PJSC ............................................  $         9,517
           2,175  Moscow Exchange MICEX-RTS PJSC .....................................            4,113
           2,730  Novatek PJSC .......................................................           32,106
         245,819  RusHydro PJSC ......................................................            3,109
           1,030  Severstal PJSC .....................................................           15,862
           4,408  Tatneft PJSC .......................................................           36,626
                                                                                        ---------------
                                                                                                215,491
                                                                                        ---------------

                  SOUTH AFRICA - 8.1%
             254  Aspen Pharmacare Holdings Ltd. .....................................            5,697
             723  Bidvest Group (The) Ltd. ...........................................           12,744
             154  Capitec Bank Holdings Ltd. .........................................           13,666
           4,409  Clicks Group Ltd. ..................................................           64,547
             940  Discovery Ltd. .....................................................           14,131
           2,543  FirstRand Ltd. .....................................................           13,822
           1,350  Investec Ltd. ......................................................            9,790
           3,250  Life Healthcare Group Holdings Ltd. ................................            7,289
             556  Mondi Ltd. .........................................................           14,348
             653  Nedbank Group Ltd. .................................................           13,517
           3,236  Netcare Ltd. .......................................................            6,578
          12,094  Pick n Pay Stores Ltd. .............................................           67,994
           3,190  Rand Merchant Investment Holdings Ltd. .............................           11,834
             609  Remgro Ltd. ........................................................           11,617
           2,084  RMB Holdings Ltd. ..................................................           13,335
           1,955  Sanlam Ltd. ........................................................           13,747
           2,183  Sappi Ltd. .........................................................           15,791
             542  Sasol Ltd. .........................................................           18,757
           4,170  SPAR Group (The) Ltd. ..............................................           68,530
             380  Tiger Brands Ltd. ..................................................           14,128
           2,246  Vodacom Group Ltd. .................................................           26,446
                                                                                        ---------------
                                                                                                438,308
                                                                                        ---------------

                  TAIWAN - 16.5%
          15,059  Asustek Computer, Inc. .............................................          141,438
          19,356  Cheng Shin Rubber Industry Co., Ltd. ...............................           34,148
          42,458  China Development Financial Holding Corp. ..........................           14,481
          22,842  China Steel Corp. ..................................................           18,998
           4,194  Chunghwa Telecom Co., Ltd. .........................................           14,939
         174,354  Compal Electronics, Inc. ...........................................          124,796
          20,335  CTBC Financial Holding Co., Ltd. ...................................           14,008
          26,297  Delta Electronics, Inc. ............................................          126,808
          21,347  E.Sun Financial Holding Co., Ltd. ..................................           13,558
          32,449  Eva Airways Corp. ..................................................           17,283
           6,080  Far EasTone Telecommunications Co., Ltd. ...........................           15,017
          19,865  First Financial Holding Co., Ltd. ..................................           13,050
           6,033  Formosa Chemicals & Fibre Corp. ....................................           20,881
           6,059  Formosa Plastics Corp. .............................................           20,096
           8,169  Fubon Financial Holding Co., Ltd. ..................................           13,918
          23,488  Hua Nan Financial Holdings Co., Ltd. ...............................           13,221


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  TAIWAN (CONTINUED)
          16,302  Mega Financial Holding Co., Ltd. ...................................  $        13,175
           7,446  Nan Ya Plastics Corp. ..............................................           19,492
          42,553  SinoPac Financial Holdings Co., Ltd. ...............................           13,828
          29,608  Taishin Financial Holding Co., Ltd. ................................           13,780
          24,688  Taiwan Cooperative Financial Holding Co., Ltd. .....................           13,771
           4,059  Taiwan Mobile Co., Ltd. ............................................           14,663
          17,355  Taiwan Semiconductor Manufacturing Co., Ltd. .......................          133,843
          18,502  Uni-President Enterprises Corp. ....................................           41,035
          29,608  Yuanta Financial Holding Co., Ltd. .................................           13,730
                                                                                        ---------------
                                                                                                893,957
                                                                                        ---------------

                  THAILAND - 5.0%
           2,700  Advanced Info Service PCL ..........................................           15,824
           7,500  Airports of Thailand PCL ...........................................           15,649
           1,000  Bangkok Bank PCL ...................................................            6,198
             900  Bangkok Bank PCL ...................................................            5,578
          10,900  Bangkok Dusit Medical Services PCL .................................            6,990
          54,200  Bangkok Expressway & Metro PCL .....................................           12,806
           1,100  Bumrungrad Hospital PCL ............................................            6,379
           4,400  Central Pattana PCL ................................................           11,510
          12,500  Charoen Pokphand Foods PCL .........................................            9,205
           4,700  CP ALL PCL .........................................................           11,105
           5,600  Global Power Synergy PCL ...........................................           12,372
          25,700  Home Product Center PCL ............................................           10,094
           1,500  Intouch Holdings PCL ...............................................            2,589
           1,400  Intouch Holdings PCL ...............................................            2,416
          40,000  IRPC PCL ...........................................................            8,653
           1,700  Kasikornbank PCL ...................................................           12,102
          18,300  Krung Thai Bank PCL ................................................           10,781
          17,400  Land & Houses PCL ..................................................            5,606
          17,500  Land & Houses PCL ..................................................            5,638
           7,700  Minor International PCL ............................................           10,337
           2,800  PTT Exploration & Production PCL ...................................            8,591
           6,300  PTT Global Chemical PCL ............................................           16,431
             600  PTT PCL ............................................................            8,101
             900  Siam Cement (The) PCL ..............................................           13,366
           2,300  Siam Commercial Bank (The) PCL .....................................           10,586
           2,700  Thai Oil PCL .......................................................            8,575
           4,500  Tisco Financial Group PCL ..........................................           12,220
         136,000  TMB Bank PCL .......................................................           12,603
                                                                                        ---------------
                                                                                                272,305
                                                                                        ---------------

                  TURKEY - 1.5%
           1,809  Akbank Turk A.S. ...................................................            4,701
             768  Arcelik A.S. .......................................................            4,360
             192  BIM Birlesik Magazalar A.S. ........................................            3,956
           1,379  Eregli Demir ve Celik Fabrikalari TAS ..............................            3,645
           1,697  Haci Omer Sabanci Holding A.S. .....................................            4,978
           1,337  KOC Holding A.S. ...................................................            6,518


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  TURKEY (CONTINUED)
           1,782  Petkim Petrokimya Holding A.S. .....................................  $         3,653
             835  TAV Havalimanlari Holding A.S. .....................................            4,948
             180  Tupras Turkiye Petrol Rafinerileri A.S. ............................            5,770
           1,622  Turk Hava Yollari AO (b)............................................            6,714
           1,317  Turkcell Iletisim Hizmetleri A.S. ..................................            5,379
           1,756  Turkiye Garanti Bankasi A.S. .......................................            4,966
           1,403  Turkiye Halk Bankasi A.S. ..........................................            3,990
           2,507  Turkiye Is Bankasi, Class C ........................................            4,610
           4,258  Turkiye Sise ve Cam Fabrikalari A.S. ...............................            5,280
           2,711  Turkiye Vakiflar Bankasi TAO, Class D ..............................            4,842
           3,935  Yapi ve Kredi Bankasi A.S. (b)......................................            4,505
                                                                                        ---------------
                                                                                                 82,815
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        5,339,776
                  (Cost $4,974,376)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.2%

                  MEXICO - 0.2%
           8,398  Fibra Uno Administracion S.A. de C.V. ..............................           12,425
                                                                                        ---------------

                  SOUTH AFRICA - 0.9%
           3,413  Fortress REIT Ltd. .................................................           11,641
           5,444  Growthpoint Properties Ltd. ........................................           12,171
          12,374  Redefine Properties Ltd. ...........................................           10,701
             994  Resilient REIT Ltd. ................................................           12,144
                                                                                        ---------------
                                                                                                 46,657
                                                                                        ---------------

                  TURKEY - 0.1%
           6,342  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b)..................            4,701
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           63,783
                  (Cost $57,700)                                                        ---------------

                  TOTAL INVESTMENTS - 99.6% ..........................................        5,403,559
                  (Cost $5,032,076) (e)

                  NET OTHER ASSETS AND LIABILITIES - 0.4% ............................           21,561
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     5,425,120
                                                                                        ===============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


(d) Non-income producing security that makes payment-in-kind ("PIK") distributions. There were no in-kind distributions received for the fiscal year-to-date period (April 1, 2017 through December 31, 2017).

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $416,306 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,823. The net unrealized appreciation was $371,483.

GDR   Global Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     5,339,776  $     5,339,776  $            --  $            --
Real Estate Investment Trusts*................           63,783           63,783               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     5,403,559  $     5,403,559  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


CURRENCY EXPOSURE                                % OF TOTAL
DIVERSIFICATION                                 INVESTMENTS
------------------------------------------------------------
Hong Kong Dollar                                    21.1%
Indian Rupee                                        18.2
Taiwan Dollar                                       16.5
South African Rand                                   9.0
Brazilian Real                                       8.8
Thai Baht                                            5.0
Mexican Peso                                         4.8
Russian Ruble                                        3.8
Malaysian Ringgit                                    2.8
Indonesian Rupiah                                    2.7
Turkish Lira                                         1.6
Philippine Peso                                      1.6
Chilean Peso                                         1.6
Polish Zloty                                         1.4
Hungarian Forint                                     0.5
Colombian Peso                                       0.3
United States Dollar                                 0.2
Czech Republic Koruna                                0.1
                                                   ------
                                  Total            100.0%
                                                   ======


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


                                                 % OF TOTAL
SECTOR ALLOCATION                               INVESTMENTS
------------------------------------------------------------
Financials                                          33.5%
Information Technology                              15.2
Consumer Staples                                    10.7
Materials                                            8.0
Industrials                                          7.7
Consumer Discretionary                               5.9
Energy                                               5.5
Telecommunication Services                           5.3
Utilities                                            3.0
Real Estate                                          2.8
Health Care                                          2.4
                                                   ------
TOTAL                                              100.0%
                                                   ======


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 94.3%

                  AEROSPACE & DEFENSE - 2.3%
             487  Arconic, Inc. ......................................................  $        13,271
             106  Boeing (The) Co. ...................................................           31,260
             130  General Dynamics Corp. .............................................           26,449
             604  Harris Corp. .......................................................           85,557
             118  Huntington Ingalls Industries, Inc. ................................           27,813
             142  L3 Technologies, Inc. ..............................................           28,095
              86  Lockheed Martin Corp. ..............................................           27,610
              94  Northrop Grumman Corp. .............................................           28,850
             144  Raytheon Co. .......................................................           27,050
             499  Textron, Inc. ......................................................           28,238
             232  United Technologies Corp. ..........................................           29,596
                                                                                        ---------------
                                                                                                353,789
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 0.8%
             353  CH Robinson Worldwide, Inc. ........................................           31,449
             449  Expeditors International of Washington, Inc. .......................           29,046
             120  FedEx Corp. ........................................................           29,945
             224  United Parcel Service, Inc., Class B ...............................           26,689
                                                                                        ---------------
                                                                                                117,129
                                                                                        ---------------

                  AIRLINES - 1.1%
             493  Alaska Air Group, Inc. .............................................           36,241
             792  American Airlines Group, Inc. ......................................           41,208
             780  Delta Air Lines, Inc. ..............................................           43,680
             672  Southwest Airlines Co. .............................................           43,982
                                                                                        ---------------
                                                                                                165,111
                                                                                        ---------------

                  AUTO COMPONENTS - 0.4%
             552  BorgWarner, Inc. ...................................................           28,202
             164  Lear Corp. .........................................................           28,972
                                                                                        ---------------
                                                                                                 57,174
                                                                                        ---------------

                  AUTOMOBILES - 0.6%
           2,366  Ford Motor Co. .....................................................           29,551
             701  General Motors Co. .................................................           28,734
             588  Harley-Davidson, Inc. ..............................................           29,918
                                                                                        ---------------
                                                                                                 88,203
                                                                                        ---------------

                  BANKS - 3.3%
           1,093  Bank of America Corp. ..............................................           32,265
             590  BB&T Corp. .........................................................           29,335
             380  Citigroup, Inc. ....................................................           28,276
             731  Citizens Financial Group, Inc. .....................................           30,687
             363  Comerica, Inc. .....................................................           31,512
             990  Fifth Third Bancorp ................................................           30,037
             265  First Republic Bank ................................................           22,960
           1,984  Huntington Bancshares, Inc. ........................................           28,887
             290  JPMorgan Chase & Co. ...............................................           31,013
           1,471  KeyCorp ............................................................           29,670
             172  M&T Bank Corp. .....................................................           29,410


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
             206  PNC Financial Services Group (The), Inc. ...........................  $        29,724
           1,818  Regions Financial Corp. ............................................           31,415
             463  SunTrust Banks, Inc. ...............................................           29,905
             517  U.S. Bancorp .......................................................           27,701
             502  Wells Fargo & Co. ..................................................           30,456
             587  Zions Bancorporation ...............................................           29,837
                                                                                        ---------------
                                                                                                503,090
                                                                                        ---------------

                  BEVERAGES - 1.2%
             521  Brown-Forman Corp., Class B ........................................           35,777
             629  Coca-Cola (The) Co. ................................................           28,859
             142  Constellation Brands, Inc., Class A ................................           32,457
             320  Dr. Pepper Snapple Group, Inc. .....................................           31,059
             347  Molson Coors Brewing Co., Class B ..................................           28,478
             254  PepsiCo, Inc. ......................................................           30,460
                                                                                        ---------------
                                                                                                187,090
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.3%
             762  AbbVie, Inc. .......................................................           73,693
             364  Amgen, Inc. ........................................................           63,299
             837  Gilead Sciences, Inc. ..............................................           59,963
                                                                                        ---------------
                                                                                                196,955
                                                                                        ---------------

                  BUILDING PRODUCTS - 0.5%
             400  Fortune Brands Home & Security, Inc. ...............................           27,376
             667  Johnson Controls International PLC .................................           25,419
             688  Masco Corp. ........................................................           30,231
                                                                                        ---------------
                                                                                                 83,026
                                                                                        ---------------

                  CAPITAL MARKETS - 4.3%
             145  Affiliated Managers Group, Inc. ....................................           29,761
             186  Ameriprise Financial, Inc. .........................................           31,521
             522  Bank of New York Mellon (The) Corp. ................................           28,115
              62  BlackRock, Inc. ....................................................           31,850
             257  Cboe Global Markets, Inc. ..........................................           32,020
             633  Charles Schwab (The) Corp. .........................................           32,517
             204  CME Group, Inc. ....................................................           29,794
             622  Franklin Resources, Inc. ...........................................           26,951
             116  Goldman Sachs Group (The), Inc. ....................................           29,552
             403  Intercontinental Exchange, Inc. ....................................           28,436
             790  Invesco, Ltd. ......................................................           28,867
             199  Moody's Corp. ......................................................           29,374
             575  Morgan Stanley .....................................................           30,170
             237  MSCI, Inc. .........................................................           29,990
             356  Nasdaq, Inc. .......................................................           27,351
             302  Northern Trust Corp. ...............................................           30,167
             328  Raymond James Financial, Inc. ......................................           29,290
             177  S&P Global, Inc. ...................................................           29,984
             453  SEI Investments Co. ................................................           32,553
             290  State Street Corp. .................................................           28,307


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
             306  T. Rowe Price Group, Inc. ..........................................  $        32,109
             568  TD Ameritrade Holding Corp. ........................................           29,042
                                                                                        ---------------
                                                                                                657,721
                                                                                        ---------------

                  CHEMICALS - 1.2%
              80  Air Products & Chemicals, Inc. .....................................           13,127
              88  Albemarle Corp. ....................................................           11,254
             116  Celanese Corp., Class A ............................................           12,421
             239  Chemours (The) Co. .................................................           11,964
             134  Eastman Chemical Co. ...............................................           12,414
              94  Ecolab, Inc. .......................................................           12,613
             136  FMC Corp. ..........................................................           12,874
              85  International Flavors & Fragrances, Inc. ...........................           12,972
             123  LyondellBasell Industries N.V., Class A ............................           13,569
             561  Mosaic (The) Co. ...................................................           14,395
             111  PPG Industries, Inc. ...............................................           12,967
              75  Sherwin-Williams (The) Co. .........................................           30,753
             145  Westlake Chemical Corp. ............................................           15,447
                                                                                        ---------------
                                                                                                186,770
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 0.8%
             186  Cintas Corp. .......................................................           28,984
             406  Republic Services, Inc. ............................................           27,450
             816  Rollins, Inc. ......................................................           37,969
             344  Waste Management, Inc. .............................................           29,687
                                                                                        ---------------
                                                                                                124,090
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.7%
           2,364  Cisco Systems, Inc. ................................................           90,541
           2,857  Juniper Networks, Inc. .............................................           81,424
             937  Motorola Solutions, Inc. ...........................................           84,649
                                                                                        ---------------
                                                                                                256,614
                                                                                        ---------------

                  CONSTRUCTION MATERIALS - 0.4%
             130  Martin Marietta Materials, Inc. ....................................           28,735
             224  Vulcan Materials Co. ...............................................           28,755
                                                                                        ---------------
                                                                                                 57,490
                                                                                        ---------------

                  CONSUMER FINANCE - 1.1%
           1,142  Ally Financial, Inc. ...............................................           33,301
             306  American Express Co. ...............................................           30,389
             327  Capital One Financial Corp. ........................................           32,563
             430  Discover Financial Services ........................................           33,075
             892  Synchrony Financial ................................................           34,440
                                                                                        ---------------
                                                                                                163,768
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.8%
             650  Ball Corp. .........................................................           24,602
             213  International Paper Co. ............................................           12,341
             234  Packaging Corp. of America .........................................           28,209


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONTAINERS & PACKAGING (CONTINUED)
             629  Sealed Air Corp. ...................................................  $        31,010
             474  WestRock Co. .......................................................           29,962
                                                                                        ---------------
                                                                                                126,124
                                                                                        ---------------

                  DISTRIBUTORS - 0.2%
             296  Genuine Parts Co. ..................................................           28,123
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
           1,122  Leucadia National Corp. ............................................           29,722
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
           2,865  AT&T, Inc. .........................................................          111,391
           5,937  Centurylink, Inc. ..................................................           99,029
           2,267  Verizon Communications, Inc. .......................................          119,993
                                                                                        ---------------
                                                                                                330,413
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.4%
             386  Alliant Energy Corp. ...............................................           16,447
             228  American Electric Power Co., Inc. ..................................           16,774
             191  Duke Energy Corp. ..................................................           16,065
             208  Edison International ...............................................           13,154
             210  Entergy Corp. ......................................................           17,092
             265  Eversource Energy ..................................................           16,743
             425  Exelon Corp. .......................................................           16,749
             519  FirstEnergy Corp. ..................................................           15,892
             109  NextEra Energy, Inc. ...............................................           17,025
             235  PG&E Corp. .........................................................           10,535
             190  Pinnacle West Capital Corp. ........................................           16,184
             422  PPL Corp. ..........................................................           13,061
             326  Southern (The) Co. .................................................           15,677
             338  Xcel Energy, Inc. ..................................................           16,261
                                                                                        ---------------
                                                                                                217,659
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 1.0%
             157  Acuity Brands, Inc. ................................................           27,632
             407  AMETEK, Inc. .......................................................           29,495
             350  Eaton Corp. PLC ....................................................           27,654
             428  Emerson Electric Co. ...............................................           29,827
             151  Rockwell Automation, Inc. ..........................................           29,649
                                                                                        ---------------
                                                                                                144,257
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
             318  Amphenol Corp., Class A ............................................           27,920
           1,205  CDW Corp. ..........................................................           83,736
           2,658  Corning, Inc. ......................................................           85,029
             323  TE Connectivity, Ltd. ..............................................           30,698
                                                                                        ---------------
                                                                                                227,383
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.9%
             941  Baker Hughes a GE Co. ..............................................           29,773
             748  Halliburton Co. ....................................................           36,555


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ENERGY EQUIPMENT & SERVICES (CONTINUED)
             965  National Oilwell Varco, Inc. .......................................  $        34,759
             494  Schlumberger, Ltd. .................................................           33,291
                                                                                        ---------------
                                                                                                134,378
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 1.7%
             229  Costco Wholesale Corp. .............................................           42,621
             462  CVS Health Corp. ...................................................           33,495
           1,875  Kroger (The) Co. ...................................................           51,469
             697  Sysco Corp. ........................................................           42,329
             481  Wal-Mart Stores, Inc. ..............................................           47,499
             487  Walgreens Boots Alliance, Inc. .....................................           35,366
                                                                                        ---------------
                                                                                                252,779
                                                                                        ---------------

                  FOOD PRODUCTS - 2.8%
             667  Archer-Daniels-Midland Co. .........................................           26,733
             408  Bunge, Ltd. ........................................................           27,369
             605  Campbell Soup Co. ..................................................           29,106
             839  Conagra Brands, Inc. ...............................................           31,605
             547  General Mills, Inc. ................................................           32,432
             260  Hershey (The) Co. ..................................................           29,513
             881  Hormel Foods Corp. .................................................           32,060
             235  Ingredion, Inc. ....................................................           32,853
             270  JM Smucker (The) Co. ...............................................           33,545
             454  Kellogg Co. ........................................................           30,863
             365  Kraft Heinz (The) Co. ..............................................           28,382
             276  McCormick & Co., Inc. ..............................................           28,127
             697  Mondelez International, Inc., Class A ..............................           29,832
             402  Tyson Foods, Inc., Class A .........................................           32,590
                                                                                        ---------------
                                                                                                425,010
                                                                                        ---------------

                  GAS UTILITIES - 0.2%
             191  Atmos Energy Corp. .................................................           16,405
             341  UGI Corp. ..........................................................           16,010
                                                                                        ---------------
                                                                                                 32,415
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
           1,270  Abbott Laboratories ................................................           72,479
           1,080  Baxter International, Inc. .........................................           69,811
             346  Becton, Dickinson & Co. ............................................           74,065
             285  Cooper (The) Cos., Inc. ............................................           62,096
             313  Danaher Corp. ......................................................           29,053
           1,133  DENTSPLY SIRONA, Inc. ..............................................           74,585
             871  Medtronic PLC ......................................................           70,333
             881  ResMed, Inc. .......................................................           74,612
             477  Stryker Corp. ......................................................           73,859
             280  Teleflex, Inc. .....................................................           69,669
             578  Zimmer Biomet Holdings, Inc. .......................................           69,747
                                                                                        ---------------
                                                                                                740,309
                                                                                        ---------------


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES - 4.2%
             426  Aetna, Inc. ........................................................  $        76,846
             454  AmerisourceBergen Corp. ............................................           41,686
             356  Anthem, Inc. .......................................................           80,103
             562  Cardinal Health, Inc. ..............................................           34,434
             363  Cigna Corp. ........................................................           73,722
             278  Humana, Inc. .......................................................           68,963
             244  McKesson Corp. .....................................................           38,052
             724  Quest Diagnostics, Inc. ............................................           71,307
             346  UnitedHealth Group, Inc. ...........................................           76,279
             611  Universal Health Services, Inc., Class B ...........................           69,257
                                                                                        ---------------
                                                                                                630,649
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 4.0%
             926  Aramark ............................................................           39,577
             583  Carnival Corp. .....................................................           38,694
             477  Darden Restaurants, Inc. ...........................................           45,801
             190  Domino's Pizza, Inc. ...............................................           35,902
             542  Hilton Worldwide Holdings, Inc. ....................................           43,284
             586  Las Vegas Sands Corp. ..............................................           40,721
             341  Marriott International, Inc., Class A ..............................           46,284
             240  McDonald's Corp. ...................................................           41,309
           1,153  MGM Resorts International ..........................................           38,499
             318  Royal Caribbean Cruises, Ltd. ......................................           37,931
             700  Starbucks Corp. ....................................................           40,201
             165  Vail Resorts, Inc. .................................................           35,058
             356  Wyndham Worldwide Corp. ............................................           41,250
             252  Wynn Resorts, Ltd. .................................................           42,485
             510  Yum! Brands, Inc. ..................................................           41,621
                                                                                        ---------------
                                                                                                608,617
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.4%
             710  DR Horton, Inc. ....................................................           36,260
           1,473  Garmin Ltd. ........................................................           87,747
             546  Lennar Corp., Class A ..............................................           34,529
             663  Newell Brands, Inc. ................................................           20,487
             154  Whirlpool Corp. ....................................................           25,970
                                                                                        ---------------
                                                                                                204,993
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.0%
             585  Church & Dwight Co., Inc. ..........................................           29,350
             214  Clorox (The) Co. ...................................................           31,830
             389  Colgate-Palmolive Co. ..............................................           29,350
             240  Kimberly-Clark Corp. ...............................................           28,958
             311  Procter & Gamble (The) Co. .........................................           28,575
                                                                                        ---------------
                                                                                                148,063
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.7%
             128  3M Co. .............................................................           30,127
           1,110  General Electric Co. ...............................................           19,370
             190  Honeywell International, Inc. ......................................           29,138


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INDUSTRIAL CONGLOMERATES (CONTINUED)
             110  Roper Technologies, Inc. ...........................................  $        28,490
                                                                                        ---------------
                                                                                                107,125
                                                                                        ---------------

                  INSURANCE - 4.2%
             340  AFLAC, Inc. ........................................................           29,845
             302  Allstate (The) Corp. ...............................................           31,622
             272  American Financial Group, Inc. .....................................           29,523
             451  American International Group, Inc. .................................           26,871
             450  Arthur J. Gallagher & Co. ..........................................           28,476
             194  Chubb, Ltd. ........................................................           28,349
             364  Cincinnati Financial Corp. .........................................           27,289
             122  Everest Re Group, Ltd. .............................................           26,994
             808  FNF Group ..........................................................           31,706
             500  Hartford Financial Services (The) Group, Inc. ......................           28,140
             377  Lincoln National Corp. .............................................           28,980
             578  Loews Corp. ........................................................           28,917
             331  Marsh & McLennan Cos., Inc. ........................................           26,940
             533  MetLife, Inc. ......................................................           26,949
             431  Principal Financial Group, Inc. ....................................           30,411
             572  Progressive (The) Corp. ............................................           32,215
             261  Prudential Financial, Inc. .........................................           30,010
             198  Reinsurance Group of America, Inc. .................................           30,874
             346  Torchmark Corp. ....................................................           31,386
             226  Travelers (The) Cos., Inc. .........................................           30,655
             542  Unum Group .........................................................           29,750
             702  XL Group, Ltd. .....................................................           24,682
                                                                                        ---------------
                                                                                                640,584
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 0.2%
             262  Expedia, Inc. ......................................................           31,380
                                                                                        ---------------

                  IT SERVICES - 3.8%
             199  Accenture PLC, Class A .............................................           30,465
             122  Alliance Data Systems Corp. ........................................           30,924
             246  Automatic Data Processing, Inc. ....................................           28,829
             333  Broadridge Financial Solutions, Inc. ...............................           30,163
           1,096  Cognizant Technology Solutions Corp., Class A ......................           77,838
             926  DXC Technology Co. .................................................           87,877
             288  Fidelity National Information Services, Inc. .......................           27,098
             282  Global Payments, Inc. ..............................................           28,268
             548  International Business Machines Corp. ..............................           84,074
             196  MasterCard, Inc., Class A ..........................................           29,667
             448  Paychex, Inc. ......................................................           30,500
             410  Total System Services, Inc. ........................................           32,427
             263  Visa, Inc., Class A ................................................           29,987
           1,442  Western Union (The) Co. ............................................           27,412
                                                                                        ---------------
                                                                                                575,529
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.2%
             290  Hasbro, Inc. .......................................................           26,358
                                                                                        ---------------


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES - 0.6%
             418  Agilent Technologies, Inc. .........................................  $        27,993
             359  Thermo Fisher Scientific, Inc. .....................................           68,167
                                                                                        ---------------
                                                                                                 96,160
                                                                                        ---------------

                  MACHINERY - 2.6%
             215  Caterpillar, Inc. ..................................................           33,880
             159  Cummins, Inc. ......................................................           28,086
             214  Deere & Co. ........................................................           33,493
             294  Dover Corp. ........................................................           29,691
             379  Fortive Corp. ......................................................           27,421
             221  IDEX Corp. .........................................................           29,165
             182  Illinois Tool Works, Inc. ..........................................           30,367
             302  Ingersoll-Rand PLC .................................................           26,935
             378  PACCAR, Inc. .......................................................           26,868
             153  Parker-Hannifin Corp. ..............................................           30,536
             191  Snap-on, Inc. ......................................................           33,291
             187  Stanley Black & Decker, Inc. .......................................           31,732
             429  Xylem, Inc. ........................................................           29,258
                                                                                        ---------------
                                                                                                390,723
                                                                                        ---------------

                  MEDIA - 2.4%
             648  CBS Corp., Class B .................................................           38,232
             977  Comcast Corp., Class A .............................................           39,129
           1,808  Interpublic Group of (The) Cos., Inc. ..............................           36,449
           2,836  News Corp., Class A ................................................           45,972
             507  Omnicom Group, Inc. ................................................           36,925
           6,812  Sirius XM Holdings, Inc. ...........................................           36,512
           1,426  Twenty-First Century Fox, Inc., Class A ............................           49,240
           1,350  Viacom, Inc., Class B ..............................................           41,593
             381  Walt Disney (The) Co. ..............................................           40,961
                                                                                        ---------------
                                                                                                365,013
                                                                                        ---------------

                  METALS & MINING - 0.3%
             323  Newmont Mining Corp. ...............................................           12,119
             216  Nucor Corp. ........................................................           13,733
             351  Steel Dynamics, Inc. ...............................................           15,139
                                                                                        ---------------
                                                                                                 40,991
                                                                                        ---------------

                  MULTI-UTILITIES - 1.2%
             277  Ameren Corp. .......................................................           16,340
             548  Centerpoint Energy, Inc. ...........................................           15,541
             346  CMS Energy Corp. ...................................................           16,366
             198  Consolidated Edison, Inc. ..........................................           16,820
             208  Dominion Energy, Inc. ..............................................           16,860
             150  DTE Energy Co. .....................................................           16,419
             626  NiSource, Inc. .....................................................           16,069
             347  Public Service Enterprise Group, Inc. ..............................           17,871
             331  SCANA Corp. ........................................................           13,167
             140  Sempra Energy ......................................................           14,969


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES (CONTINUED)
             255  WEC Energy Group, Inc. .............................................  $        16,940
                                                                                        ---------------
                                                                                                177,362
                                                                                        ---------------

                  MULTILINE RETAIL - 0.6%
             464  Dollar General Corp. ...............................................           43,157
             638  Target Corp. .......................................................           41,629
                                                                                        ---------------
                                                                                                 84,786
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 5.5%
             705  Anadarko Petroleum Corp. ...........................................           37,816
             334  Andeavor ...........................................................           38,189
             753  Apache Corp. .......................................................           31,792
           1,289  Cabot Oil & Gas Corp. ..............................................           36,865
             293  Chevron Corp. ......................................................           36,681
             304  Cimarex Energy Co. .................................................           37,091
             689  ConocoPhillips .....................................................           37,819
             939  Devon Energy Corp. .................................................           38,875
             356  EOG Resources, Inc. ................................................           38,416
             529  EQT Corp. ..........................................................           30,111
             420  Exxon Mobil Corp. ..................................................           35,129
             736  Hess Corp. .........................................................           34,938
           1,797  Kinder Morgan, Inc. ................................................           32,472
           2,543  Marathon Oil Corp. .................................................           43,053
             615  Marathon Petroleum Corp. ...........................................           40,578
           1,216  Noble Energy, Inc. .................................................           35,434
             537  Occidental Petroleum Corp. .........................................           39,555
             289  ONEOK, Inc. ........................................................           15,447
             376  Phillips 66 ........................................................           38,032
             234  Pioneer Natural Resources Co. ......................................           40,447
             729  Targa Resources Corp. ..............................................           35,298
             448  Valero Energy Corp. ................................................           41,176
           1,149  Williams (The) Cos., Inc. ..........................................           35,033
                                                                                        ---------------
                                                                                                830,247
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.4%
           1,713  Coty, Inc., Class A ................................................           34,072
             263  Estee Lauder (The) Cos., Inc., Class A .............................           33,464
                                                                                        ---------------
                                                                                                 67,536
                                                                                        ---------------

                  PHARMACEUTICALS - 3.5%
             331  Allergan PLC .......................................................           54,145
           1,063  Bristol-Myers Squibb Co. ...........................................           65,141
             793  Eli Lilly & Co. ....................................................           66,977
             521  Johnson & Johnson ..................................................           72,794
           1,059  Merck & Co., Inc. ..................................................           59,590
             800  Perrigo Co. PLC ....................................................           69,728
           1,899  Pfizer, Inc. .......................................................           68,782
           1,063  Zoetis, Inc. .......................................................           76,578
                                                                                        ---------------
                                                                                                533,735
                                                                                        ---------------


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PROFESSIONAL SERVICES - 0.2%
             262  Equifax, Inc. ......................................................  $        30,895
                                                                                        ---------------

                  ROAD & RAIL - 0.9%
             495  CSX Corp. ..........................................................           27,230
             241  JB Hunt Transport Services, Inc. ...................................           27,710
             247  Kansas City Southern ...............................................           25,989
             204  Norfolk Southern Corp. .............................................           29,560
             232  Union Pacific Corp. ................................................           31,111
                                                                                        ---------------
                                                                                                141,600
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
             923  Analog Devices, Inc. ...............................................           82,175
           1,526  Applied Materials, Inc. ............................................           78,009
           2,088  Intel Corp. ........................................................           96,382
             751  KLA-Tencor Corp. ...................................................           78,908
             430  Lam Research Corp. .................................................           79,150
           1,667  Maxim Integrated Products, Inc. ....................................           87,151
             885  Microchip Technology, Inc. .........................................           77,774
             445  NVIDIA Corp. .......................................................           86,107
           1,534  QUALCOMM, Inc. .....................................................           98,207
             781  Skyworks Solutions, Inc. ...........................................           74,156
             887  Texas Instruments, Inc. ............................................           92,638
           1,122  Xilinx, Inc. .......................................................           75,645
                                                                                        ---------------
                                                                                              1,006,302
                                                                                        ---------------

                  SOFTWARE - 3.4%
             439  Activision Blizzard, Inc. ..........................................           27,798
           2,382  CA, Inc. ...........................................................           79,273
           1,260  CDK Global, Inc. ...................................................           89,813
             559  Intuit, Inc. .......................................................           88,199
           1,067  Microsoft Corp. ....................................................           91,271
           1,644  Oracle Corp. .......................................................           77,728
           2,423  Symantec Corp. .....................................................           67,989
                                                                                        ---------------
                                                                                                522,071
                                                                                        ---------------

                  SPECIALTY RETAIL - 2.4%
             660  Best Buy Co., Inc. .................................................           45,190
           1,273  Gap (The), Inc. ....................................................           43,358
             229  Home Depot (The), Inc. .............................................           43,402
             904  L Brands, Inc. .....................................................           54,439
             471  Lowe's Cos., Inc. ..................................................           43,775
             583  Ross Stores, Inc. ..................................................           46,786
             409  Tiffany & Co. ......................................................           42,516
             510  TJX (The) Cos., Inc. ...............................................           38,995
                                                                                        ---------------
                                                                                                358,461
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
             516  Apple, Inc. ........................................................           87,323
           5,405  Hewlett Packard Enterprise Co. .....................................           77,616
           3,984  HP, Inc. ...........................................................           83,704


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
           1,817  NetApp, Inc. .......................................................  $       100,516
           2,397  Seagate Technology PLC .............................................          100,290
             921  Western Digital Corp. ..............................................           73,247
                                                                                        ---------------
                                                                                                522,696
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.9%
             546  NIKE, Inc., Class B ................................................           34,152
             225  PVH Corp. ..........................................................           30,872
             703  Tapestry, Inc. .....................................................           31,094
             446  VF Corp. ...........................................................           33,004
                                                                                        ---------------
                                                                                                129,122
                                                                                        ---------------

                  TOBACCO - 0.4%
             447  Altria Group, Inc. .................................................           31,920
             255  Philip Morris International, Inc. ..................................           26,941
                                                                                        ---------------
                                                                                                 58,861
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
             589  Fastenal Co. .......................................................           32,212
             150  W.W. Grainger, Inc. ................................................           35,438
                                                                                        ---------------
                                                                                                 67,650
                                                                                        ---------------

                  WATER UTILITIES - 0.1%
             198  American Water Works Co., Inc. .....................................           18,115
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       14,302,216
                  (Cost $13,702,549)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 5.6%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.4%
             233  Alexandria Real Estate Equities, Inc. ..............................           30,427
             202  American Tower Corp. ...............................................           28,819
             155  AvalonBay Communities, Inc. ........................................           27,654
             225  Boston Properties, Inc. ............................................           29,257
             277  Crown Castle International Corp. ...................................           30,750
             234  Digital Realty Trust, Inc. .........................................           26,653
             990  Duke Realty Corp. ..................................................           26,938
              62  Equinix, Inc. ......................................................           28,100
             420  Equity Residential .................................................           26,783
             109  Essex Property Trust, Inc. .........................................           26,309
             347  Extra Space Storage, Inc. ..........................................           30,345
             223  Federal Realty Investment Trust ....................................           29,617
           1,333  GGP, Inc. ..........................................................           31,179
             995  HCP, Inc. ..........................................................           25,950
           1,497  Host Hotels & Resorts, Inc. ........................................           29,715
             712  Iron Mountain, Inc. ................................................           26,864
           1,416  Kimco Realty Corp. .................................................           25,700
             260  Mid-America Apartment Communities, Inc. ............................           26,146
             436  Prologis, Inc. .....................................................           28,126


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
             129  Public Storage .....................................................  $        26,961
             485  Realty Income Corp. ................................................           27,655
             446  Regency Centers Corp. ..............................................           30,854
             172  Simon Property Group, Inc. .........................................           29,539
             274  SL Green Realty Corp. ..............................................           27,655
             728  UDR, Inc. ..........................................................           28,043
             425  Ventas, Inc. .......................................................           25,504
             360  Vornado Realty Trust ...............................................           28,145
             394  Welltower, Inc. ....................................................           25,125
             813  Weyerhaeuser Co. ...................................................           28,666
                                                                                        ---------------
                                                                                                813,479
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.2%
           2,271  Annaly Capital Management, Inc. ....................................           27,002
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          840,481
                  (Cost $843,336)                                                       ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................       15,142,697
                  (Cost $14,545,885) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           20,345
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    15,163,042
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $750,442 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $153,630. The net unrealized appreciation was $596,812.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    14,302,216  $    14,302,216  $            --  $            --
Real Estate Investment Trusts*................          840,481          840,481               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    15,142,697  $    15,142,697  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 87.8%

                  AEROSPACE & DEFENSE - 1.6%
             219  BWX Technologies, Inc. .............................................  $        13,247
             117  Curtiss-Wright Corp. ...............................................           14,256
             137  HEICO Corp. ........................................................           12,926
             214  Hexcel Corp. .......................................................           13,236
             158  Spirit AeroSystems Holdings, Inc., Class A .........................           13,786
                                                                                        ---------------
                                                                                                 67,451
                                                                                        ---------------

                  AUTO COMPONENTS - 1.7%
             141  Adient PLC .........................................................           11,097
             424  Dana, Inc. .........................................................           13,572
             599  Gentex Corp. .......................................................           12,549
             357  Goodyear Tire & Rubber (The) Co. ...................................           11,534
             102  LCI Industries .....................................................           13,260
             196  Tenneco, Inc. ......................................................           11,474
                                                                                        ---------------
                                                                                                 73,486
                                                                                        ---------------

                  AUTOMOBILES - 0.3%
              94  Thor Industries, Inc. ..............................................           14,168
                                                                                        ---------------

                  BANKS - 6.8%
             307  Associated Banc-Corp ...............................................            7,798
             233  BancorpSouth Bank ..................................................            7,328
              89  Bank of Hawaii Corp. ...............................................            7,627
             155  Bank of The Ozarks .................................................            7,510
             210  BankUnited, Inc. ...................................................            8,551
              84  BOK Financial Corp. ................................................            7,755
             185  Cathay General Bancorp .............................................            7,802
             143  Chemical Financial Corp. ...........................................            7,646
             152  CIT Group, Inc. ....................................................            7,483
             135  Commerce Bancshares, Inc. ..........................................            7,538
             135  Community Bank System, Inc. ........................................            7,256
              79  Cullen/Frost Bankers, Inc. .........................................            7,477
             125  East West Bancorp, Inc. ............................................            7,604
             531  F.N.B. Corp. .......................................................            7,338
              20  First Citizens BancShares, Inc., Class A ...........................            8,060
             165  First Financial Bankshares, Inc. ...................................            7,433
             246  First Hawaiian, Inc. ...............................................            7,178
             389  First Horizon National Corp. .......................................            7,776
             398  Fulton Financial Corp. .............................................            7,124
             197  Glacier Bancorp, Inc. ..............................................            7,760
             154  Hancock Holding Co. ................................................            7,623
             296  Home BancShares, Inc. ..............................................            6,882
              91  IBERIABANK Corp. ...................................................            7,053
             546  Investors Bancorp, Inc. ............................................            7,579
             166  MB Financial, Inc. .................................................            7,390
             148  PacWest Bancorp ....................................................            7,459
             411  People's United Financial, Inc. ....................................            7,686


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
             111  Pinnacle Financial Partners, Inc. ..................................  $         7,359
             207  Popular, Inc. ......................................................            7,346
             113  Prosperity Bancshares, Inc. ........................................            7,918
             302  Sterling Bancorp ...................................................            7,429
             162  Synovus Financial Corp. ............................................            7,766
             437  TCF Financial Corp. ................................................            8,959
             100  UMB Financial Corp. ................................................            7,192
             382  Umpqua Holdings Corp. ..............................................            7,946
             201  United Bankshares, Inc. ............................................            6,985
             619  Valley National Bancorp ............................................            6,945
             142  Webster Financial Corp. ............................................            7,975
              95  Wintrust Financial Corp. ...........................................            7,825
                                                                                        ---------------
                                                                                                295,361
                                                                                        ---------------

                  BUILDING PRODUCTS - 1.2%
             206  A.O. Smith Corp. ...................................................           12,624
             142  Allegion PLC .......................................................           11,298
              69  Lennox International, Inc. .........................................           14,370
             159  Owens Corning ......................................................           14,618
                                                                                        ---------------
                                                                                                 52,910
                                                                                        ---------------

                  CAPITAL MARKETS - 2.5%
             515  BGC Partners, Inc., Class A ........................................            7,782
             151  Eaton Vance Corp ...................................................            8,515
              93  Evercore Partners, Inc., Class A ...................................            8,370
              56  FactSet Research Systems, Inc. .....................................           10,795
             251  Federated Investors, Inc., Class B .................................            9,056
             165  Interactive Brokers Group, Inc., Class A ...........................            9,770
             165  Lazard Ltd., Class A ...............................................            8,662
             190  Legg Mason, Inc. ...................................................            7,976
             145  LPL Financial Holdings, Inc. .......................................            8,285
              40  MarketAxess Holdings, Inc. .........................................            8,070
             119  Morningstar, Inc. ..................................................           11,539
             139  Stifel Financial Corp. .............................................            8,279
                                                                                        ---------------
                                                                                                107,099
                                                                                        ---------------

                  CHEMICALS - 2.9%
             135  Ashland Global Holdings, Inc. ......................................            9,612
             158  Cabot Corp. ........................................................            9,731
             250  CF Industries Holdings, Inc. .......................................           10,635
             151  HB Fuller Co. ......................................................            8,135
              21  NewMarket Corp. ....................................................            8,345
             257  Olin Corp. .........................................................            9,144
             220  PolyOne Corp. ......................................................            9,570
             171  RPM International, Inc. ............................................            8,964
              90  Scotts Miracle-Gro (The) Co. .......................................            9,629
             114  Sensient Technologies Corp. ........................................            8,339
             131  Trinseo S.A. .......................................................            9,511
             506  Valvoline, Inc. ....................................................           12,680


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CHEMICALS (CONTINUED)
             122  WR Grace & Co. .....................................................  $         8,556
                                                                                        ---------------
                                                                                                122,851
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 2.8%
             146  Brink's (The) Co. ..................................................           11,490
             168  Deluxe Corp. .......................................................           12,909
             760  Healthcare Services Group, Inc. ....................................           40,067
             212  KAR Auction Services, Inc. .........................................           10,708
             154  MSA Safety, Inc. ...................................................           11,938
           1,916  Pitney Bowes, Inc. .................................................           21,421
             264  Tetra Tech, Inc. ...................................................           12,712
                                                                                        ---------------
                                                                                                121,245
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 1.3%
             177  EMCOR Group, Inc. ..................................................           14,470
             291  Fluor Corp. ........................................................           15,030
             211  Jacobs Engineering Group, Inc. .....................................           13,918
              78  Valmont Industries, Inc. ...........................................           12,936
                                                                                        ---------------
                                                                                                 56,354
                                                                                        ---------------

                  CONSTRUCTION MATERIALS - 0.3%
             115  Eagle Materials, Inc. ..............................................           13,029
                                                                                        ---------------

                  CONSUMER FINANCE - 0.3%
             118  FirstCash, Inc. ....................................................            7,959
             496  Navient Corp. ......................................................            6,607
                                                                                        ---------------
                                                                                                 14,566
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.0%
             142  AptarGroup, Inc. ...................................................           12,252
              89  Avery Dennison Corp. ...............................................           10,222
             269  Bemis Co., Inc. ....................................................           12,855
             880  Graphic Packaging Holding Co. ......................................           13,596
             210  Greif, Inc., Class A ...............................................           12,722
             417  Silgan Holdings, Inc. ..............................................           12,256
             243  Sonoco Products Co. ................................................           12,913
                                                                                        ---------------
                                                                                                 86,816
                                                                                        ---------------

                  DISTRIBUTORS - 0.3%
             110  Pool Corp. .........................................................           14,261
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.7%
              17  Graham Holdings Co., Class B .......................................            9,492
             381  H&R Block, Inc. ....................................................            9,990
             293  Service Corp. International ........................................           10,935
                                                                                        ---------------
                                                                                                 30,417
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
             187  Voya Financial, Inc. ...............................................            9,251
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES - 1.2%
              96  ALLETE, Inc. .......................................................  $         7,139
             223  Hawaiian Electric Industries, Inc. .................................            8,061
              85  IDACORP, Inc. ......................................................            7,766
             482  OGE Energy Corp. ...................................................           15,863
             184  PNM Resources, Inc. ................................................            7,443
             163  Portland General Electric Co. ......................................            7,429
                                                                                        ---------------
                                                                                                 53,701
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.9%
             177  EnerSys ............................................................           12,325
             106  Hubbell, Inc. ......................................................           14,346
             155  Regal Beloit Corp. .................................................           11,873
                                                                                        ---------------
                                                                                                 38,544
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
             312  Avnet, Inc. ........................................................           12,361
             673  AVX Corp. ..........................................................           11,643
             152  Belden, Inc. .......................................................           11,730
             223  Cognex Corp. .......................................................           13,639
             176  Dolby Laboratories, Inc., Class A ..................................           10,912
             315  FLIR Systems, Inc. .................................................           14,685
             430  Jabil, Inc. ........................................................           11,288
              63  Littelfuse, Inc. ...................................................           12,463
             291  National Instruments Corp. .........................................           12,114
             212  SYNNEX Corp. .......................................................           28,821
              95  Universal Display Corp. ............................................           16,402
                                                                                        ---------------
                                                                                                156,058
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.8%
             176  Core Laboratories N.V. .............................................           19,281
             333  Helmerich & Payne, Inc. ............................................           21,525
             830  Patterson-UTI Energy, Inc. .........................................           19,098
             703  RPC, Inc. ..........................................................           17,948
                                                                                        ---------------
                                                                                                 77,852
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 0.2%
              92  Casey's General Stores, Inc. .......................................           10,298
                                                                                        ---------------

                  FOOD PRODUCTS - 2.1%
             631  Flowers Foods, Inc. ................................................           12,184
             261  Fresh Del Monte Produce, Inc. ......................................           12,442
             253  Lamb Weston Holdings, Inc. .........................................           14,282
              99  Lancaster Colony Corp. .............................................           12,792
             208  Pinnacle Foods, Inc. ...............................................           12,370
              73  Sanderson Farms, Inc. ..............................................           10,131
             311  Snyder's-Lance, Inc. ...............................................           15,575
                                                                                        ---------------
                                                                                                 89,776
                                                                                        ---------------

                  GAS UTILITIES - 1.0%
             131  National Fuel Gas Co. ..............................................            7,193


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  GAS UTILITIES (CONTINUED)
             176  New Jersey Resources Corp. .........................................  $         7,075
             101  ONE Gas, Inc. ......................................................            7,399
             215  South Jersey Industries, Inc. ......................................            6,715
              96  Southwest Gas Holdings, Inc. .......................................            7,726
             100  Spire, Inc. ........................................................            7,515
                                                                                        ---------------
                                                                                                 43,623
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
             436  Cantel Medical Corp. ...............................................           44,851
             554  Hill-Rom Holdings, Inc. ............................................           46,697
             426  West Pharmaceutical Services, Inc. .................................           42,033
                                                                                        ---------------
                                                                                                133,581
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 2.2%
              50  Chemed Corp. .......................................................           12,151
             885  Encompass Health Corp. (a)..........................................           43,728
           1,061  Patterson Cos., Inc. ...............................................           38,334
                                                                                        ---------------
                                                                                                 94,213
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.1%
             388  Boyd Gaming Corp. ..................................................           13,599
             158  Choice Hotels International, Inc. ..................................           12,261
              49  Churchill Downs, Inc. ..............................................           11,402
              67  Cracker Barrel Old Country Store, Inc. .............................           10,646
             190  Dunkin' Brands Group, Inc. .........................................           12,249
             378  ILG, Inc. ..........................................................           10,766
              99  Jack in the Box, Inc. ..............................................            9,713
              81  Marriott Vacations Worldwide Corp. .................................           10,952
             138  Papa John's International, Inc. ....................................            7,743
             166  Six Flags Entertainment Corp. ......................................           11,051
             206  Texas Roadhouse, Inc. ..............................................           10,852
             650  Wendy's (The) Co. ..................................................           10,673
                                                                                        ---------------
                                                                                                131,907
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.6%
             324  CalAtlantic Group, Inc. ............................................           18,270
             249  Leggett & Platt, Inc. ..............................................           11,885
             434  PulteGroup, Inc. ...................................................           14,431
             286  Toll Brothers, Inc. ................................................           13,734
             192  Tupperware Brands Corp. ............................................           12,038
                                                                                        ---------------
                                                                                                 70,358
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.6%
             258  Energizer Holdings, Inc. ...........................................           12,379
             112  Spectrum Brands Holdings, Inc. .....................................           12,589
                                                                                        ---------------
                                                                                                 24,968
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
             675  AES Corp. ..........................................................            7,311
             290  NRG Energy, Inc. ...................................................            8,259


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (CONTINUED)
             122  Ormat Technologies, Inc. ...........................................  $         7,803
                                                                                        ---------------
                                                                                                 23,373
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.3%
             122  Carlisle Cos., Inc. ................................................           13,865
                                                                                        ---------------

                  INSURANCE - 3.5%
              63  American National Insurance Co. ....................................            8,080
             554  Amtrust Financial Services, Inc. ...................................            5,579
             184  Aspen Insurance Holdings Ltd. ......................................            7,470
              78  Assurant, Inc. .....................................................            7,866
             197  Assured Guaranty Ltd. ..............................................            6,672
             130  Axis Capital Holdings Ltd. .........................................            6,534
             155  Brown & Brown, Inc. ................................................            7,976
             319  CNO Financial Group, Inc. ..........................................            7,876
              62  Erie Indemnity Co., Class A ........................................            7,554
             149  First American Financial Corp. .....................................            8,350
              77  Hanover Insurance Group (The), Inc. ................................            8,322
             131  Mercury General Corp. ..............................................            7,001
             379  Old Republic International Corp. ...................................            8,103
              91  Primerica, Inc. ....................................................            9,241
             148  ProAssurance Corp. .................................................            8,458
              55  RenaissanceRe Holdings, Ltd. .......................................            6,907
             138  Selective Insurance Group, Inc. ....................................            8,101
             151  Validus Holdings Ltd. ..............................................            7,085
             113  W.R. Berkley Corp. .................................................            8,096
               9  White Mountains Insurance Group Ltd. ...............................            7,662
                                                                                        ---------------
                                                                                                152,933
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 1.3%
             363  j2 Global, Inc. ....................................................           27,236
             244  LogMeIn, Inc. ......................................................           27,938
                                                                                        ---------------
                                                                                                 55,174
                                                                                        ---------------

                  IT SERVICES - 4.2%
             328  Booz Allen Hamilton Holding Corp. ..................................           12,507
             832  CSRA, Inc. .........................................................           24,893
             489  DST Systems, Inc. ..................................................           30,352
             427  Genpact, Ltd. ......................................................           13,553
             119  Jack Henry & Associates, Inc. ......................................           13,918
             453  Leidos Holdings, Inc. ..............................................           29,250
             190  MAXIMUS, Inc. ......................................................           13,600
             558  Sabre Corp. ........................................................           11,439
             401  Science Applications International Corp. ...........................           30,705
                                                                                        ---------------
                                                                                                180,217
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.9%
             212  Brunswick Corp. ....................................................           11,707
             766  Mattel, Inc. .......................................................           11,781


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  LEISURE PRODUCTS (CONTINUED)
             113  Polaris Industries, Inc. ...........................................  $        14,011
                                                                                        ---------------
                                                                                                 37,499
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.4%
             339  Bio-Techne Corp. ...................................................           43,918
           1,379  Bruker Corp. .......................................................           47,327
             178  PerkinElmer, Inc. ..................................................           13,015
                                                                                        ---------------
                                                                                                104,260
                                                                                        ---------------

                  MACHINERY - 5.8%
             166  AGCO Corp. .........................................................           11,857
             327  Allison Transmission Holdings, Inc. ................................           14,084
             174  Barnes Group, Inc. .................................................           11,009
             153  Crane Co. ..........................................................           13,651
             267  Donaldson Co., Inc. ................................................           13,070
             288  Flowserve Corp. ....................................................           12,133
             297  Graco, Inc. ........................................................           13,430
             277  ITT, Inc. ..........................................................           14,783
             121  John Bean Technologies Corp. .......................................           13,407
             304  Kennametal, Inc. ...................................................           14,717
             134  Lincoln Electric Holdings, Inc. ....................................           12,272
             104  Nordson Corp. ......................................................           15,226
             149  Oshkosh Corp. ......................................................           13,543
             273  Terex Corp. ........................................................           13,164
             253  Timken (The) Co. ...................................................           12,435
             198  Toro (The) Co. .....................................................           12,915
             385  Trinity Industries, Inc. ...........................................           14,422
             162  Wabtec Corp. .......................................................           13,192
             158  Woodward, Inc. .....................................................           12,093
                                                                                        ---------------
                                                                                                251,403
                                                                                        ---------------

                  MEDIA - 1.8%
              14  Cable One, Inc. ....................................................            9,847
             279  Cinemark Holdings, Inc. ............................................            9,715
             189  John Wiley & Sons, Inc., Class A ...................................           12,427
             515  New York Times (The) Co., Class A ..................................            9,527
             162  Nexstar Media Group, Inc., Class A .................................           12,668
             315  Sinclair Broadcast Group, Inc., Class A ............................           11,923
             758  TEGNA, Inc. ........................................................           10,673
                                                                                        ---------------
                                                                                                 76,780
                                                                                        ---------------

                  METALS & MINING - 1.1%
             189  Alcoa Corp. (a).....................................................           10,181
             115  Reliance Steel & Aluminum Co. ......................................            9,866
             102  Royal Gold, Inc. ...................................................            8,376
             343  United States Steel Corp. ..........................................           12,070
             191  Worthington Industries, Inc. .......................................            8,416
                                                                                        ---------------
                                                                                                 48,909
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES - 0.8%
             108  Black Hills Corp. ..................................................  $         6,492
             473  MDU Resources Group, Inc. ..........................................           12,714
             131  NorthWestern Corp. .................................................            7,821
             113  Vectren Corp. ......................................................            7,347
                                                                                        ---------------
                                                                                                 34,374
                                                                                        ---------------

                  MULTILINE RETAIL - 0.8%
             221  Kohl's Corp. .......................................................           11,985
             463  Macy's, Inc. .......................................................           11,663
             214  Nordstrom, Inc. ....................................................           10,139
                                                                                        ---------------
                                                                                                 33,787
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.1%
             622  CNX Resources Corp. (a).............................................            9,100
             650  Delek US Holdings, Inc. ............................................           22,711
             483  HollyFrontier Corp. ................................................           24,739
             654  Murphy Oil Corp. ...................................................           20,307
             888  Range Resources Corp. ..............................................           15,149
                                                                                        ---------------
                                                                                                 92,006
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.3%
             193  Nu Skin Enterprises, Inc., Class A .................................           13,168
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.9%
              87  Dun & Bradstreet (The) Corp. .......................................           10,302
             104  ManpowerGroup, Inc. ................................................           13,115
             244  Robert Half International, Inc. ....................................           13,552
                                                                                        ---------------
                                                                                                 36,969
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
              60  Jones Lang LaSalle, Inc. ...........................................            8,936
             226  Realogy Holdings Corp. .............................................            5,989
                                                                                        ---------------
                                                                                                 14,925
                                                                                        ---------------

                  ROAD & RAIL - 0.9%
             123  Landstar System, Inc. ..............................................           12,804
             111  Old Dominion Freight Line, Inc. ....................................           14,602
             145  Ryder System, Inc. .................................................           12,205
                                                                                        ---------------
                                                                                                 39,611
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
           1,787  Cypress Semiconductor Corp. ........................................           27,234
           1,499  Marvell Technology Group Ltd. ......................................           32,183
             284  MKS Instruments, Inc. ..............................................           26,838
             252  Monolithic Power Systems, Inc. .....................................           28,315
             720  Teradyne, Inc. .....................................................           30,146
             227  Versum Materials, Inc. .............................................            8,592
                                                                                        ---------------
                                                                                                153,308
                                                                                        ---------------

                  SOFTWARE - 2.5%
             306  Blackbaud, Inc. ....................................................           28,914


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE (CONTINUED)
             191  Fair Isaac Corp. ...................................................  $        29,261
             466  Pegasystems, Inc. ..................................................           21,972
             668  SS&C Technologies Holdings, Inc. ...................................           27,041
                                                                                        ---------------
                                                                                                107,188
                                                                                        ---------------

                  SPECIALTY RETAIL - 2.4%
             232  Aaron's, Inc. ......................................................            9,245
             102  Advance Auto Parts, Inc. ...........................................           10,168
             430  Bed Bath & Beyond, Inc. ............................................            9,456
             374  Dick's Sporting Goods, Inc. ........................................           10,749
             287  Foot Locker, Inc. ..................................................           13,455
           2,225  Office Depot, Inc. .................................................            7,876
             212  Penske Automotive Group, Inc. ......................................           10,144
             152  Signet Jewelers Ltd. ...............................................            8,596
             160  Tractor Supply Co. .................................................           11,960
             203  Williams-Sonoma, Inc. ..............................................           10,495
                                                                                        ---------------
                                                                                                102,144
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
             369  Xerox Corp. ........................................................           10,756
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.5%
             120  Carter's, Inc. .....................................................           14,099
             193  Columbia Sportswear Co. ............................................           13,873
             481  Hanesbrands, Inc. ..................................................           10,058
             134  Ralph Lauren Corp. .................................................           13,894
             411  Wolverine World Wide, Inc. .........................................           13,102
                                                                                        ---------------
                                                                                                 65,026
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.7%
             578  New York Community Bancorp, Inc. ...................................            7,526
             399  Radian Group, Inc. .................................................            8,223
             462  TFS Financial Corp. ................................................            6,902
             222  Washington Federal, Inc. ...........................................            7,604
                                                                                        ---------------
                                                                                                 30,255
                                                                                        ---------------

                  TOBACCO - 0.3%
             580  Vector Group Ltd. ..................................................           12,980
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.3%
             288  Air Lease Corp. ....................................................           13,850
             162  MSC Industrial Direct Co., Inc., Class A ...........................           15,659
             369  Triton International Ltd. ..........................................           13,819
              76  Watsco, Inc. .......................................................           12,923
                                                                                        ---------------
                                                                                                 56,251
                                                                                        ---------------

                  TRANSPORTATION INFRASTRUCTURE - 0.3%
             170  Macquarie Infrastructure Corp. .....................................           10,914
                                                                                        ---------------

                  WATER UTILITIES - 0.2%
             224  Aqua America, Inc. .................................................            8,787
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
             582  Telephone & Data Systems, Inc. .....................................  $        16,180
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        3,787,186
                  (Cost $3,666,948)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 12.0%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 10.8%
             169  American Campus Communities, Inc. ..................................            6,934
             343  American Homes 4 Rent, Class A .....................................            7,491
             170  Apartment Investment & Management Co., Class A .....................            7,431
             394  Apple Hospitality REIT, Inc. .......................................            7,726
             426  Brandywine Realty Trust ............................................            7,749
             396  Brixmor Property Group, Inc. .......................................            7,389
              82  Camden Property Trust ..............................................            7,549
             342  Columbia Property Trust, Inc. ......................................            7,849
             278  CoreCivic, Inc. ....................................................            6,255
              67  CoreSite Realty Corp. ..............................................            7,631
             227  Corporate Office Properties Trust ..................................            6,628
             798  Cousins Properties, Inc. ...........................................            7,382
             287  CubeSmart ..........................................................            8,300
             126  CyrusOne, Inc. .....................................................            7,501
             129  DCT Industrial Trust, Inc. .........................................            7,583
             814  DDR Corp. ..........................................................            7,293
             189  Douglas Emmett, Inc. ...............................................            7,760
              85  EastGroup Properties, Inc. .........................................            7,512
             207  Education Realty Trust, Inc. .......................................            7,228
             363  Empire State Realty Trust, Inc., Class A ...........................            7,452
             107  EPR Properties .....................................................            7,004
              88  Equity LifeStyle Properties, Inc. ..................................            7,834
             248  First Industrial Realty Trust, Inc. ................................            7,805
             292  Forest City Realty Trust, Inc., Class A ............................            7,037
             202  Gaming and Leisure Properties, Inc. ................................            7,474
             277  GEO Group (The), Inc. ..............................................            6,537
             246  Gramercy Property Trust ............................................            6,558
             230  Healthcare Realty Trust, Inc. ......................................            7,388
             250  Healthcare Trust of America, Inc., Class A .........................            7,510
             143  Highwoods Properties, Inc. .........................................            7,280
             262  Hospitality Properties Trust .......................................            7,821
             222  Hudson Pacific Properties, Inc. ....................................            7,604
             329  Invitation Homes, Inc. .............................................            7,755
             105  Kilroy Realty Corp. ................................................            7,838
             109  Lamar Advertising Co., Class A .....................................            8,092
             257  LaSalle Hotel Properties ...........................................            7,214
             182  Liberty Property Trust .............................................            7,828
              91  Life Storage, Inc. .................................................            8,105
             136  Macerich (The) Co. .................................................            8,933
             568  Medical Properties Trust, Inc. .....................................            7,827
              96  National Health Investors, Inc. ....................................            7,237


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
             179  National Retail Properties, Inc. ...................................  $         7,720
             234  Omega Healthcare Investors, Inc. ...................................            6,444
             296  Outfront Media, Inc. ...............................................            6,867
             420  Physicians Realty Trust ............................................            7,556
             370  Piedmont Office Realty Trust, Inc., Class A ........................            7,256
              56  PS Business Parks, Inc. ............................................            7,005
             258  Rayonier, Inc. .....................................................            8,161
             568  Retail Properties of America, Inc., Class A ........................            7,634
             339  RLJ Lodging Trust ..................................................            7,448
             119  Ryman Hospitality Properties, Inc. .................................            8,213
             381  Senior Housing Properties Trust ....................................            7,296
             870  Spirit Realty Capital, Inc. ........................................            7,465
              87  Sun Communities, Inc. ..............................................            8,072
             464  Sunstone Hotel Investors, Inc. .....................................            7,670
             150  Taubman Centers, Inc. ..............................................            9,815
             508  Uniti Group, Inc. ..................................................            9,037
             309  Urban Edge Properties ..............................................            7,876
             899  VEREIT, Inc. .......................................................            7,003
             228  Washington Real Estate Investment Trust ............................            7,095
             235  Weingarten Realty Investors ........................................            7,725
             111  WP Carey, Inc. .....................................................            7,648
                                                                                        ---------------
                                                                                                468,330
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.2%
             344  AGNC Investment Corp. ..............................................            6,945
             240  Blackstone Mortgage Trust, Inc., Class A ...........................            7,723
             394  Chimera Investment Corp. ...........................................            7,281
             851  MFA Financial, Inc. ................................................            6,740
             446  New Residential Investment Corp. ...................................            7,975
             343  Starwood Property Trust, Inc. ......................................            7,323
             452  Two Harbors Investment Corp. .......................................            7,350
                                                                                        ---------------
                                                                                                 51,337
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          519,667
                  (Cost $523,994)                                                       ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        4,306,853
                  (Cost $4,190,942) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................            8,483
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     4,315,336
                                                                                        ===============

-----------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $178,754 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $62,843. The net unrealized appreciation was $115,911.


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,787,186  $     3,787,186  $            --  $            --
Real Estate Investment Trusts*................          519,667          519,667               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments...............................$.    4,306,853  $     4,306,853  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 91.3%

                  AEROSPACE & DEFENSE - 0.8%
             149  AAR Corp. ..........................................................  $         5,854
             110  Cubic Corp. ........................................................            6,484
             189  Triumph Group, Inc. ................................................            5,141
                                                                                        ---------------
                                                                                                 17,479
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 0.3%
              98  Forward Air Corp. ..................................................            5,629
                                                                                        ---------------

                  AIRLINES - 0.7%
              46  Allegiant Travel Co. ...............................................            7,118
             139  SkyWest, Inc. ......................................................            7,381
                                                                                        ---------------
                                                                                                 14,499
                                                                                        ---------------

                  AUTO COMPONENTS - 0.4%
             127  Cooper Tire & Rubber Co. ...........................................            4,490
              98  Standard Motor Products, Inc. ......................................            4,401
                                                                                        ---------------
                                                                                                  8,891
                                                                                        ---------------

                  AUTOMOBILES - 0.3%
             106  Winnebago Industries, Inc. .........................................            5,894
                                                                                        ---------------

                  BANKS - 8.5%
              70  1st Source Corp. ...................................................            3,461
              74  Ameris Bancorp .....................................................            3,567
             172  Banc of California, Inc. ...........................................            3,552
              63  BancFirst Corp. ....................................................            3,222
              58  Banner Corp. .......................................................            3,197
              92  Berkshire Hills Bancorp, Inc. ......................................            3,367
             215  Boston Private Financial Holdings, Inc. ............................            3,322
             230  Brookline Bancorp, Inc. ............................................            3,611
             133  CenterState Bank Corp. .............................................            3,422
             111  Central Pacific Financial Corp. ....................................            3,311
              49  City Holding Co. ...................................................            3,306
              85  Columbia Banking System, Inc. ......................................            3,692
             147  CVB Financial Corp. ................................................            3,463
              84  Enterprise Financial Services ......................................            3,793
             113  First Busey Corp. ..................................................            3,383
             252  First Commonwealth Financial Corp. .................................            3,609
             136  First Financial Bancorp ............................................            3,584
              93  First Interstate BancSystem, Inc. ..................................            3,725
              83  First Merchants Corp. ..............................................            3,491
             152  First Midwest Bancorp, Inc. ........................................            3,650
              86  Great Western Bancorp, Inc. ........................................            3,423
             115  Hanmi Financial Corp. ..............................................            3,490
              72  Heartland Financial USA, Inc. ......................................            3,863
             137  Hilltop Holdings, Inc. .............................................            3,470
             201  Hope Bancorp, Inc. .................................................            3,668
              48  Independent Bank Corp. .............................................            3,353
              59  Independent Bank Group, Inc. .......................................            3,988
              89  International Bancshares Corp. .....................................            3,533


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
             174  Lakeland Bancorp, Inc. .............................................  $         3,349
              73  Lakeland Financial Corp. ...........................................            3,540
              89  LegacyTexas Financial Group, Inc. ..................................            3,757
             100  National Bank Holdings Corp., Class A ..............................            3,243
              97  NBT Bancorp, Inc. ..................................................            3,570
             194  Old National Bancorp ...............................................            3,385
              33  Park National Corp. ................................................            3,432
              83  Renasant Corp. .....................................................            3,394
              90  S&T Bancorp, Inc. ..................................................            3,583
              86  Sandy Spring Bancorp, Inc. .........................................            3,356
              92  ServisFirst Bancshares, Inc. .......................................            3,818
              61  Simmons First National Corp., Class A ..............................            3,483
              40  South State Corp. ..................................................            3,486
              98  Southside Bancshares, Inc. .........................................            3,301
             124  State Bank Financial Corp. .........................................            3,700
              41  Tompkins Financial Corp. ...........................................            3,335
             106  Towne Bank .........................................................            3,260
              87  TriCo Bancshares ...................................................            3,294
             107  Trustmark Corp. ....................................................            3,409
             101  Union Bankshares Corp. .............................................            3,653
             125  United Community Banks, Inc. .......................................            3,517
              62  Washington Trust Bancorp, Inc. .....................................            3,301
              87  WesBanco, Inc. .....................................................            3,537
              60  Westamerica Bancorp ................................................            3,573
                                                                                        ---------------
                                                                                                181,792
                                                                                        ---------------

                  BEVERAGES - 0.5%
              22  Coca-Cola Bottling Co. .............................................            4,736
              78  MGP Ingredients, Inc. ..............................................            5,996
                                                                                        ---------------
                                                                                                 10,732
                                                                                        ---------------

                  BUILDING PRODUCTS - 1.7%
             163  AAON,Inc. ..........................................................            5,982
             278  Advanced Drainage Systems, Inc. ....................................            6,630
             117  Apogee Enterprises, Inc. ...........................................            5,350
             254  Griffon Corp. ......................................................            5,169
             115  Simpson Manufacturing Co., Inc. ....................................            6,602
             172  Universal Forest Products, Inc. ....................................            6,471
                                                                                        ---------------
                                                                                                 36,204
                                                                                        ---------------

                  CAPITAL MARKETS - 1.5%
             109  Artisan Partners Asset Management, Inc., Class A ...................            4,305
              92  Cohen & Steers, Inc. ...............................................            4,351
             102  Financial Engines, Inc. ............................................            3,091
              91  Houlihan Lokey, Inc. ...............................................            4,134
              83  Moelis & Co., Class A ..............................................            4,026
             220  Virtu Financial, Inc., Class A .....................................            4,026
             177  Waddell & Reed Financial, Inc., Class A ............................            3,954


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
             350  WisdomTree Investments, Inc. .......................................  $         4,392
                                                                                        ---------------
                                                                                                 32,279
                                                                                        ---------------

                  CHEMICALS - 1.6%
              69  Balchem Corp. ......................................................            5,561
              50  Chase Corp. ........................................................            6,025
              91  Innospec, Inc. .....................................................            6,425
              80  Minerals Technologies, Inc. ........................................            5,508
              38  Quaker Chemical Corp. ..............................................            5,730
              67  Stepan Co. .........................................................            5,291
                                                                                        ---------------
                                                                                                 34,540
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 4.3%
             135  ABM Industries, Inc. ...............................................            5,092
             148  Brady Corp., Class A ...............................................            5,609
             379  Covanta Holding Corp. ..............................................            6,405
             132  Herman Miller, Inc. ................................................            5,287
             114  HNI Corp. ..........................................................            4,397
             217  Interface, Inc. ....................................................            5,458
             237  Knoll, Inc. ........................................................            5,460
              98  Matthews International Corp., Class A ..............................            5,174
             129  McGrath Rent Corp. .................................................            6,060
             163  Mobile Mini, Inc. ..................................................            5,624
              69  Multi-Color Corp. ..................................................            5,165
             249  Quad/Graphics, Inc. ................................................            5,627
             547  RR Donnelley & Sons Co. ............................................            5,087
             308  Steelcase, Inc., Class A ...........................................            4,682
              37  UniFirst Corp. .....................................................            6,101
             105  US Ecology, Inc. ...................................................            5,355
              92  Viad Corp. .........................................................            5,097
                                                                                        ---------------
                                                                                                 91,680
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.5%
             739  ADTRAN, Inc. .......................................................           14,300
             241  InterDigital, Inc. .................................................           18,352
             401  Plantronics, Inc. ..................................................           20,202
                                                                                        ---------------
                                                                                                 52,854
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 1.6%
              84  Argan, Inc. ........................................................            3,780
             335  Chicago Bridge & Iron Co., NV ......................................            5,407
             158  Comfort Systems USA, Inc. ..........................................            6,897
              97  Granite Construction, Inc. .........................................            6,153
             315  KBR, Inc. ..........................................................            6,246
             191  Primoris Services Corp. ............................................            5,193
                                                                                        ---------------
                                                                                                 33,676
                                                                                        ---------------

                  CONSUMER FINANCE - 0.2%
              70  Nelnet, Inc., Class A ..............................................            3,835
                                                                                        ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  DISTRIBUTORS - 0.3%
             189  Core-Mark Holding Co., Inc. ........................................  $         5,969
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.6%
             170  Adtalem Global Education, Inc. (a)..................................            7,148
              70  Strayer Education, Inc. ............................................            6,271
                                                                                        ---------------
                                                                                                 13,419
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
             116  ATN International, Inc. ............................................            6,410
             363  Cogent Communications Holdings, Inc. ...............................           16,444
             320  Consolidated Communications Holdings, Inc. .........................            3,901
             517  Frontier Communications Corp. ......................................            3,495
                                                                                        ---------------
                                                                                                 30,250
                                                                                        ---------------

                  ELECTRIC UTILITIES - 0.6%
              76  El Paso Electric Co. ...............................................            4,207
              65  MGE Energy, Inc. ...................................................            4,102
             130  Otter Tail Corp. ...................................................            5,778
                                                                                        ---------------
                                                                                                 14,087
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 1.0%
             116  AZZ, Inc. ..........................................................            5,928
             126  Encore Wire Corp. ..................................................            6,130
             299  General Cable Corp. ................................................            8,850
                                                                                        ---------------
                                                                                                 20,908
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
             115  Badger Meter, Inc. .................................................            5,497
             133  Methode Electronics, Inc. ..........................................            5,333
             105  MTS Systems Corp. ..................................................            5,639
             299  Vishay Intertechnology, Inc. .......................................            6,204
                                                                                        ---------------
                                                                                                 22,673
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.4%
           1,720  Frank's International N.V. .........................................           11,438
           1,645  Nabors Industries Ltd. .............................................           11,235
             505  Oceaneering International, Inc. ....................................           10,676
           1,243  Superior Energy Services, Inc. (a)..................................           11,970
             181  US Silica Holdings, Inc. ...........................................            5,893
                                                                                        ---------------
                                                                                                 51,212
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 0.8%
             139  Andersons (The), Inc. ..............................................            4,330
              68  PriceSmart, Inc. ...................................................            5,855
             231  SpartanNash Co. ....................................................            6,163
                                                                                        ---------------
                                                                                                 16,348
                                                                                        ---------------

                  FOOD PRODUCTS - 1.2%
             149  B&G Foods, Inc. ....................................................            5,237
              65  Calavo Growers, Inc. ...............................................            5,486
             436  Dean Foods Co. .....................................................            5,040


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  FOOD PRODUCTS (CONTINUED)
              36  J&J Snack Foods Corp. ..............................................  $         5,466
             125  Tootsie Roll Industries, Inc. ......................................            4,550
                                                                                        ---------------
                                                                                                 25,779
                                                                                        ---------------

                  GAS UTILITIES - 0.4%
              54  Chesapeake Utilities Corp. .........................................            4,242
              66  Northwest Natural Gas Co. ..........................................            3,937
                                                                                        ---------------
                                                                                                  8,179
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
             708  Abaxis, Inc. .......................................................           35,060
             377  Analogic Corp. .....................................................           31,574
              47  Atrion Corp. .......................................................           29,638
             602  CONMED Corp. .......................................................           30,684
                                                                                        ---------------
                                                                                                126,956
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 3.8%
           1,399  Ensign Group (The), Inc. ...........................................           31,058
             505  National HealthCare Corp. ..........................................           30,775
           1,082  Owens & Minor, Inc. ................................................           20,428
                                                                                        ---------------
                                                                                                 82,261
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.7%
             346  Bloomin' Brands, Inc. ..............................................            7,384
             191  Brinker International, Inc. ........................................            7,418
             145  Cheesecake Factory (The), Inc. .....................................            6,986
             169  International Speedway Corp., Class A ..............................            6,735
             263  Red Rock Resorts, Inc., Class A ....................................            8,874
             469  SeaWorld Entertainment, Inc. (a)....................................            6,364
             239  Sonic Corp. ........................................................            6,568
             183  Wingstop, Inc. .....................................................            7,133
                                                                                        ---------------
                                                                                                 57,462
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.0%
             146  Ethan Allen Interiors, Inc. ........................................            4,176
             197  KB Home ............................................................            6,294
             176  La-Z-Boy, Inc. .....................................................            5,491
             154  MDC Holdings, Inc. .................................................            4,909
                                                                                        ---------------
                                                                                                 20,870
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.2%
              42  WD-40 Co. ..........................................................            4,956
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
             184  NRG Yield, Inc., Class C ...........................................            3,478
             551  Pattern Energy Group, Inc. .........................................           11,841
                                                                                        ---------------
                                                                                                 15,319
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.3%
             174  Raven Industries, Inc. .............................................            5,977
                                                                                        ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INSURANCE - 3.1%
             122  American Equity Investment Life Holding Co. ........................  $         3,749
              65  AMERISAFE, Inc. ....................................................            4,004
              58  Argo Group International Holdings, Ltd. ............................            3,576
              78  Employers Holdings, Inc. ...........................................            3,463
              48  FBL Financial Group, Inc., Class A .................................            3,343
              90  Horace Mann Educators Corp. ........................................            3,969
              38  Infinity Property & Casualty Corp. .................................            4,028
              87  James River Group Holdings Ltd. ....................................            3,481
              67  Kemper Corp. .......................................................            4,617
             448  Maiden Holdings Ltd. ...............................................            2,957
             186  National General Holdings Corp. ....................................            3,653
              10  National Western Life Group, Inc., Class A .........................            3,310
              61  Navigators Group (The), Inc. .......................................            2,971
              64  RLI Corp. ..........................................................            3,882
              47  Safety Insurance Group, Inc. .......................................            3,779
              94  Stewart Information Services Corp. .................................            3,976
              78  United Fire Group, Inc. ............................................            3,555
             155  Universal Insurance Holdings, Inc. .................................            4,239
                                                                                        ---------------
                                                                                                 66,552
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 0.6%
              85  Nutrisystem, Inc. ..................................................            4,471
             184  PetMed Express, Inc. ...............................................            8,372
                                                                                        ---------------
                                                                                                 12,843
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.8%
           1,034  NIC, Inc. ..........................................................           17,164
                                                                                        ---------------

                  IT SERVICES - 1.9%
             217  Convergys Corp. ....................................................            5,100
             442  CSG Systems International, Inc. ....................................           19,368
             355  EVERTEC, Inc. ......................................................            4,846
             128  ManTech International Corp., Class A ...............................            6,424
             135  TeleTech Holdings, Inc. ............................................            5,434
                                                                                        ---------------
                                                                                                 41,172
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.8%
             267  Acushnet Holdings Corp. ............................................            5,628
             329  Callaway Golf Co. ..................................................            4,583
             109  Sturm Ruger & Co, Inc. .............................................            6,088
                                                                                        ---------------
                                                                                                 16,299
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.4%
           1,554  Luminex Corp. ......................................................           30,614
                                                                                        ---------------

                  MACHINERY - 6.3%
             220  Actuant Corp., Class A .............................................            5,566
              52  Alamo Group, Inc. ..................................................            5,869
              98  Albany International Corp., Class A ................................            6,022
             117  Altra Industrial Motion Corp. ......................................            5,897
             101  Astec Industries, Inc. .............................................            5,908


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
             202  Briggs & Stratton Corp. ............................................  $         5,125
              70  EnPro Industries, Inc. .............................................            6,546
              94  ESCO Technologies, Inc. ............................................            5,664
             265  Federal Signal Corp. ...............................................            5,324
             126  Franklin Electric Co., Inc. ........................................            5,783
             117  Greenbrier Cos (The), Inc. .........................................            6,236
             157  Hillenbrand, Inc. ..................................................            7,018
              74  Hyster-Yale Materials Handling, Inc. ...............................            6,302
              57  Kadant, Inc. .......................................................            5,723
              61  Lindsay Corp. ......................................................            5,380
             161  Mueller Industries, Inc. ...........................................            5,704
             440  Mueller Water Products, Inc., Class A ..............................            5,513
             196  REV Group, Inc. ....................................................            6,376
              53  Standex International Corp. ........................................            5,398
             104  Sun Hydraulics Corp. ...............................................            6,728
              85  Tennant Co. ........................................................            6,175
             247  Wabash National Corp. ..............................................            5,360
              81  Watts Water Technologies, Inc., Class A ............................            6,152
                                                                                        ---------------
                                                                                                135,769
                                                                                        ---------------

                  MARINE - 0.3%
             200  Matson, Inc. .......................................................            5,968
                                                                                        ---------------

                  MEDIA - 2.5%
             414  AMC Entertainment Holdings, Inc., Class A ..........................            6,251
             677  Gannett Co., Inc. ..................................................            7,846
             110  Meredith Corp. .....................................................            7,266
             381  Regal Entertainment Group, Class A .................................            8,767
             164  Scholastic Corp. ...................................................            6,578
             451  Time, Inc. .........................................................            8,321
             259  World Wrestling Entertainment, Inc. ................................            7,920
                                                                                        ---------------
                                                                                                 52,949
                                                                                        ---------------

                  METALS & MINING - 2.0%
             235  Allegheny Technologies, Inc. (a)....................................            5,673
             117  Carpenter Technology Corp. .........................................            5,966
             295  Commercial Metals Co. ..............................................            6,289
              87  Compass Minerals International, Inc. ...............................            6,286
           1,120  Hecla Mining Co. ...................................................            4,446
              54  Kaiser Aluminum Corp. ..............................................            5,770
             381  Warrior Met Coal, Inc. .............................................            9,582
                                                                                        ---------------
                                                                                                 44,012
                                                                                        ---------------

                  MULTILINE RETAIL - 0.6%
             114  Big Lots, Inc. .....................................................            6,401
             109  Dillard's, Inc., Class A ...........................................            6,546
                                                                                        ---------------
                                                                                                 12,947
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 3.7%
              78  Arch Coal, Inc. ....................................................            7,267


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             513  CVR Energy, Inc. ...................................................  $        19,104
             481  PBF Energy, Inc., Class A ..........................................           17,052
             462  SemGroup Corp., Class A ............................................           13,952
             748  SM Energy Co. ......................................................           16,516
             166  World Fuel Services Corp. ..........................................            4,671
                                                                                        ---------------
                                                                                                 78,562
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 1.7%
              64  Deltic Timber Corp. ................................................            5,859
             130  Domtar Corp. .......................................................            6,438
             262  KapStone Paper and Packaging Corp. .................................            5,945
              66  Neenah Paper, Inc. .................................................            5,983
             289  PH Glatfelter Co. ..................................................            6,196
             114  Schweitzer-Mauduit International, Inc. .............................            5,171
                                                                                        ---------------
                                                                                                 35,592
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.2%
             115  Inter Parfums, Inc. ................................................            4,997
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.9%
              76  Exponent, Inc. .....................................................            5,404
             130  Insperity, Inc. ....................................................            7,455
             143  Korn/Ferry International ...........................................            5,917
                                                                                        ---------------
                                                                                                 18,776
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
             192  Kennedy-Wilson Holdings, Inc. ......................................            3,331
              56  RE/MAX Holdings, Inc., Class A .....................................            2,716
                                                                                        ---------------
                                                                                                  6,047
                                                                                        ---------------

                  ROAD & RAIL - 1.1%
             224  Heartland Express, Inc. ............................................            5,228
             274  Marten Transport Ltd. ..............................................            5,562
             222  Schneider National, Inc. ...........................................            6,341
             154  Werner Enterprises, Inc. ...........................................            5,952
                                                                                        ---------------
                                                                                                 23,083
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
             584  Brooks Automation, Inc. ............................................           13,928
             222  Cabot Microelectronics Corp. .......................................           20,886
             242  Power Integrations, Inc. ...........................................           17,799
             701  Xperi Corp. ........................................................           17,105
                                                                                        ---------------
                                                                                                 69,718
                                                                                        ---------------

                  SOFTWARE - 2.6%
             272  Ebix, Inc. .........................................................           21,556
             465  Progress Software Corp. ............................................           19,795
             894  TiVo Corp. .........................................................           13,946
                                                                                        ---------------
                                                                                                 55,297
                                                                                        ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL - 3.4%
             426  American Eagle Outfitters, Inc. ....................................  $         8,009
             361  Buckle (The), Inc. .................................................            8,574
             200  Caleres, Inc. ......................................................            6,696
             680  Chico's FAS, Inc. ..................................................            5,998
              52  Children's Place (The), Inc. .......................................            7,558
             283  DSW, Inc., Class A .................................................            6,059
             295  GameStop Corp., Class A ............................................            5,295
              84  Group 1 Automotive, Inc. ...........................................            5,961
             358  Guess?, Inc. .......................................................            6,043
              51  Lithia Motors, Inc., Class A .......................................            5,793
             109  Monro, Inc. ........................................................            6,208
                                                                                        ---------------
                                                                                                 72,194
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
             776  Diebold Nixdorf, Inc. ..............................................           12,688
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.3%
              75  Oxford Industries, Inc. ............................................            5,639
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.5%
             214  Beneficial Bancorp, Inc. ...........................................            3,520
             247  Capitol Federal Financial, Inc. ....................................            3,312
             232  Kearny Financial Corp. .............................................            3,353
             191  Meridian Bancorp, Inc. .............................................            3,935
             206  Northwest Bancshares, Inc. .........................................            3,446
             129  OceanFirst Financial Corp. .........................................            3,386
             134  Provident Financial Services, Inc. .................................            3,614
             195  United Financial Bancorp, Inc. .....................................            3,440
              73  WSFS Financial Corp. ...............................................            3,493
                                                                                        ---------------
                                                                                                 31,499
                                                                                        ---------------

                  TOBACCO - 0.2%
              83  Universal Corp. ....................................................            4,357
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.1%
             253  Aircastle Ltd. .....................................................            5,918
              86  Applied Industrial Technologies, Inc. ..............................            5,857
              91  GATX Corp. .........................................................            5,656
             101  Kaman Corp. ........................................................            5,943
                                                                                        ---------------
                                                                                                 23,374
                                                                                        ---------------

                  WATER UTILITIES - 0.7%
              86  American States Water Co. ..........................................            4,980
             111  California Water Service Group .....................................            5,034
              75  SJW Group ..........................................................            4,787
                                                                                        ---------------
                                                                                                 14,801
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.2%
             164  Shenandoah Telecommunications Co. ..................................            5,543
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        1,951,065
                  (Cost $1,902,853)                                                     ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 8.2%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 6.6%
             124  Acadia Realty Trust ................................................  $         3,393
              73  Agree Realty Corp. .................................................            3,755
             119  Alexander & Baldwin, Inc. ..........................................            3,301
               8  Alexander's, Inc. ..................................................            3,167
              89  American Assets Trust, Inc. ........................................            3,403
             187  CareTrust REIT, Inc. ...............................................            3,134
             424  CBL & Associates Properties, Inc. ..................................            2,400
             132  Chesapeake Lodging Trust ...........................................            3,576
             325  DiamondRock Hospitality Co. ........................................            3,669
             244  Four Corners Property Trust, Inc. ..................................            6,271
             335  Franklin Street Properties Corp. ...................................            3,598
             124  Getty Realty Corp. .................................................            3,368
             163  Global Net Lease, Inc. .............................................            3,354
             190  Government Properties Income Trust .................................            3,522
             159  InfraREIT, Inc. ....................................................            2,954
             176  Kite Realty Group Trust ............................................            3,450
             348  Lexington Realty Trust .............................................            3,358
              76  LTC Properties, Inc. ...............................................            3,310
             150  Mack-Cali Realty Corp. .............................................            3,234
             220  Monmouth Real Estate Investment Corp. ..............................            3,916
             147  National Storage Affiliates Trust ..................................            4,007
             389  New Senior Investment Group, Inc. ..................................            2,941
              98  Pebblebrook Hotel Trust ............................................            3,643
             339  Pennsylvania Real Estate Investment Trust ..........................            4,031
              70  Potlatch Corp. .....................................................            3,493
              68  QTS Realty Trust, Inc., Class A ....................................            3,683
             274  Ramco-Gershenson Properties Trust ..................................            4,036
             187  Retail Opportunity Investments Corp. ...............................            3,731
             124  Rexford Industrial Realty, Inc. ....................................            3,616
              57  Saul Centers, Inc. .................................................            3,520
             152  Select Income REIT .................................................            3,820
              77  Seritage Growth Properties .........................................            3,115
             130  Stag Industrial, Inc. ..............................................            3,553
             223  Summit Hotel Properties, Inc. ......................................            3,396
             146  Tanger Factory Outlet Centers, Inc. ................................            3,870
              98  Terreno Realty Corp. ...............................................            3,436
             184  Tier REIT, Inc. ....................................................            3,752
              47  Universal Health Realty Income Trust ...............................            3,530
             427  Washington Prime Group, Inc. .......................................            3,040
             169  Xenia Hotels & Resorts, Inc. .......................................            3,649
                                                                                        ---------------
                                                                                                141,995
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.6%
             197  Apollo Commercial Real Estate Finance, Inc. ........................            3,635
             132  ARMOUR Residential REIT, Inc. ......................................            3,395
             369  Capstead Mortgage Corp. ............................................            3,192
             412  CYS Investments, Inc. ..............................................            3,308
             146  Hannon Armstrong Sustainable Infrastructure Capital, Inc. ..........            3,513


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
             208  Invesco Mortgage Capital, Inc. .....................................  $         3,709
             258  Ladder Capital Corp. ...............................................            3,516
             183  MTGE Investment Corp. ..............................................            3,385
             205  PennyMac Mortgage Investment Trust .................................            3,294
             218  Redwood Trust, Inc. ................................................            3,231
                                                                                        ---------------
                                                                                                 34,178
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          176,173
                  (Cost $183,395)                                                       ---------------

COMMON STOCKS - BBUSINESS DEVELOPMENT COMPANIES - 0.2%

                  CAPITAL MARKETS - 0.2%
             170  TPG Specialty Lending, Inc. ........................................            3,366
                  (Cost $3,510)                                                         ---------------

                  TOTAL INVESTMENTS - 99.7% ..........................................        2,130,604
                  (Cost $2,089,758) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.3% ............................            5,628
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,136,232
                                                                                        ===============

-----------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $129,725 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $88,879. The net unrealized appreciation was $40,846.

REIT  Real Estate Investment Trust

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,951,065  $     1,951,065  $            --  $            --
Real Estate Investment Trusts*................          176,173          176,173               --               --
Common Stocks - Business Development
  Companies*..................................            3,366            3,366               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     2,130,604  $     2,130,604  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 85.3%

                  AIR FREIGHT & LOGISTICS - 1.0%
             710  United Parcel Service, Inc., Class B ...............................  $        84,596
                                                                                        ---------------

                  AUTOMOBILES - 1.5%
           4,437  Ford Motor Co. .....................................................           55,418
             987  General Motors Co. .................................................           40,457
             658  Harley-Davidson, Inc. ..............................................           33,479
                                                                                        ---------------
                                                                                                129,354
                                                                                        ---------------

                  BANKS - 0.8%
             646  BB&T Corp. .........................................................           32,119
             582  Wells Fargo & Co. ..................................................           35,310
                                                                                        ---------------
                                                                                                 67,429
                                                                                        ---------------

                  BEVERAGES - 1.1%
             763  Coca-Cola (The) Co. ................................................           35,007
             307  Dr. Pepper Snapple Group, Inc. .....................................           29,797
             266  PepsiCo, Inc. ......................................................           31,899
                                                                                        ---------------
                                                                                                 96,703
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.8%
           2,504  AbbVie, Inc. .......................................................          242,162
           2,389  Gilead Sciences, Inc. ..............................................          171,148
                                                                                        ---------------
                                                                                                413,310
                                                                                        ---------------

                  BUILDING PRODUCTS - 0.9%
           1,927  Johnson Controls International PLC .................................           73,438
                                                                                        ---------------

                  CAPITAL MARKETS - 0.8%
           1,073  Invesco, Ltd. ......................................................           39,207
             317  T. Rowe Price Group, Inc. ..........................................           33,263
                                                                                        ---------------
                                                                                                 72,470
                                                                                        ---------------

                  CHEMICALS - 0.9%
             311  LyondellBasell Industries N.V., Class A ............................           34,309
           1,586  Mosaic (The) Co. ...................................................           40,697
                                                                                        ---------------
                                                                                                 75,006
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.9%
           4,389  Cisco Systems, Inc. ................................................          168,099
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 1.5%
             498  International Paper Co. ............................................           28,854
           1,555  WestRock Co. .......................................................           98,292
                                                                                        ---------------
                                                                                                127,146
                                                                                        ---------------

                  DISTRIBUTORS - 0.3%
             311  Genuine Parts Co. ..................................................           29,548
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
           1,154  AT&T, Inc. .........................................................           44,868
           5,465  Centurylink, Inc. ..................................................           91,156


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
             857  Verizon Communications, Inc. .......................................  $        45,361
                                                                                        ---------------
                                                                                                181,385
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.6%
             207  Alliant Energy Corp. ...............................................            8,820
             138  American Electric Power Co., Inc. ..................................           10,153
             142  Duke Energy Corp. ..................................................           11,944
             105  Edison International ...............................................            6,640
             171  Entergy Corp. ......................................................           13,918
             147  Eversource Energy ..................................................            9,287
             264  Exelon Corp. .......................................................           10,404
             437  FirstEnergy Corp. ..................................................           13,381
              51  NextEra Energy, Inc. ...............................................            7,966
             127  PG&E Corp. .........................................................            5,693
             105  Pinnacle West Capital Corp. ........................................            8,944
             313  PPL Corp. ..........................................................            9,687
             272  Southern (The) Co. .................................................           13,081
             183  Xcel Energy, Inc. ..................................................            8,804
                                                                                        ---------------
                                                                                                138,722
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.4%
           1,257  Eaton Corp. PLC ....................................................           99,316
           1,521  Emerson Electric Co. ...............................................          105,998
                                                                                        ---------------
                                                                                                205,314
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.4%
             550  Schlumberger, Ltd. .................................................           37,065
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 1.8%
             846  CVS Health Corp. ...................................................           61,335
             925  Wal-Mart Stores, Inc. ..............................................           91,344
                                                                                        ---------------
                                                                                                152,679
                                                                                        ---------------

                  FOOD PRODUCTS - 3.1%
             738  Archer-Daniels-Midland Co. .........................................           29,579
             386  Bunge, Ltd. ........................................................           25,893
             677  Campbell Soup Co. ..................................................           32,570
             802  Conagra Brands, Inc. ...............................................           30,211
             763  General Mills, Inc. ................................................           45,238
             291  JM Smucker (The) Co. ...............................................           36,154
             571  Kellogg Co. ........................................................           38,817
             427  Kraft Heinz (The) Co. ..............................................           33,204
                                                                                        ---------------
                                                                                                271,666
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 0.8%
           1,137  Cardinal Health, Inc. ..............................................           69,664
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.7%
           1,040  Darden Restaurants, Inc. ...........................................           99,861


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE (CONTINUED)
           1,976  Las Vegas Sands Corp. ..............................................  $       137,312
                                                                                        ---------------
                                                                                                237,173
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 2.2%
           3,160  Garmin Ltd. ........................................................          188,241
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.1%
             200  Clorox (The) Co. ...................................................           29,748
             293  Kimberly-Clark Corp. ...............................................           35,354
             347  Procter & Gamble (The) Co. .........................................           31,882
                                                                                        ---------------
                                                                                                 96,984
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 1.0%
           4,976  General Electric Co. ...............................................           86,831
                                                                                        ---------------

                  INSURANCE - 1.9%
             473  Arthur J. Gallagher & Co. ..........................................           29,932
             393  Cincinnati Financial Corp. .........................................           29,463
             686  MetLife, Inc. ......................................................           34,684
             505  Principal Financial Group, Inc. ....................................           35,633
             302  Prudential Financial, Inc. .........................................           34,724
                                                                                        ---------------
                                                                                                164,436
                                                                                        ---------------

                  IT SERVICES - 3.9%
           1,179  International Business Machines Corp. ..............................          180,882
           1,635  Paychex, Inc. ......................................................          111,311
           2,149  Western Union (The) Co. ............................................           40,852
                                                                                        ---------------
                                                                                                333,045
                                                                                        ---------------

                  MACHINERY - 2.1%
             622  Caterpillar, Inc. ..................................................           98,015
             461  Cummins, Inc. ......................................................           81,431
                                                                                        ---------------
                                                                                                179,446
                                                                                        ---------------

                  MEDIA - 3.0%
           4,463  Interpublic Group of (The) Cos., Inc. ..............................           89,974
           1,121  Omnicom Group, Inc. ................................................           81,642
           2,886  Viacom, Inc., Class B ..............................................           88,918
                                                                                        ---------------
                                                                                                260,534
                                                                                        ---------------

                  METALS & MINING - 0.3%
             418  Nucor Corp. ........................................................           26,576
                                                                                        ---------------

                  MULTI-UTILITIES - 1.2%
             152  Ameren Corp. .......................................................            8,966
             358  Centerpoint Energy, Inc. ...........................................           10,153
             176  CMS Energy Corp. ...................................................            8,325
             121  Consolidated Edison, Inc. ..........................................           10,279
             144  Dominion Energy, Inc. ..............................................           11,673
              82  DTE Energy Co. .....................................................            8,976
             304  NiSource, Inc. .....................................................            7,804


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES (CONTINUED)
             229  Public Service Enterprise Group, Inc. ..............................  $        11,793
             296  SCANA Corp. ........................................................           11,775
              71  Sempra Energy ......................................................            7,591
             150  WEC Energy Group, Inc. .............................................            9,964
                                                                                        ---------------
                                                                                                107,299
                                                                                        ---------------

                  MULTILINE RETAIL - 1.5%
           1,943  Target Corp. .......................................................          126,781
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 6.0%
             418  Chevron Corp. ......................................................           52,330
             605  Exxon Mobil Corp. ..................................................           50,602
           1,817  Kinder Morgan, Inc. ................................................           32,833
             630  Marathon Petroleum Corp. ...........................................           41,567
             989  Occidental Petroleum Corp. .........................................           72,850
             243  ONEOK, Inc. ........................................................           12,988
             424  Phillips 66 ........................................................           42,888
           2,175  Targa Resources Corp. ..............................................          105,314
             610  Valero Energy Corp. ................................................           56,065
           1,633  Williams (The) Cos., Inc. ..........................................           49,790
                                                                                        ---------------
                                                                                                517,227
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.4%
           1,938  Coty, Inc., Class A ................................................           38,547
                                                                                        ---------------

                  PHARMACEUTICALS - 8.0%
           1,499  Johnson & Johnson ..................................................          209,440
           3,542  Merck & Co., Inc. ..................................................          199,308
           7,758  Pfizer, Inc. .......................................................          280,995
                                                                                        ---------------
                                                                                                689,743
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
           3,314  Intel Corp. ........................................................          152,974
           2,677  Maxim Integrated Products, Inc. ....................................          139,954
           3,694  QUALCOMM, Inc. .....................................................          236,490
                                                                                        ---------------
                                                                                                529,418
                                                                                        ---------------

                  SOFTWARE - 1.6%
           4,130  CA, Inc. ...........................................................          137,446
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.9%
           2,950  Gap (The), Inc. ....................................................          100,477
           3,875  L Brands, Inc. .....................................................          233,352
                                                                                        ---------------
                                                                                                333,829
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.4%
           5,913  HP, Inc. ...........................................................          124,232
          10,335  Seagate Technology PLC .............................................          432,417
                                                                                        ---------------
                                                                                                556,649
                                                                                        ---------------


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TEXTILES, APPAREL & LUXURY GOODS - 0.8%
             881  Tapestry, Inc. .....................................................  $        38,967
             440  VF Corp. ...........................................................           32,560
                                                                                        ---------------
                                                                                                 71,527
                                                                                        ---------------

                  TOBACCO - 1.0%
             656  Altria Group, Inc. .................................................           46,845
             360  Philip Morris International, Inc. ..................................           38,034
                                                                                        ---------------
                                                                                                 84,879
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 2.5%
           1,897  Fastenal Co. .......................................................          103,747
             485  W.W. Grainger, Inc. ................................................          114,581
                                                                                        ---------------
                                                                                                218,328
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        7,378,533
                  (Cost $7,025,316)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 14.4%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 13.1%
             277  Alexandria Real Estate Equities, Inc. ..............................           36,173
             203  AvalonBay Communities, Inc. ........................................           36,217
             440  Crown Castle International Corp. ...................................           48,844
             303  Digital Realty Trust, Inc. .........................................           34,512
           1,090  Duke Realty Corp. ..................................................           29,659
             536  Equity Residential .................................................           34,181
             122  Essex Property Trust, Inc. .........................................           29,447
             565  Extra Space Storage, Inc. ..........................................           49,409
             295  Federal Realty Investment Trust ....................................           39,179
           2,359  GGP, Inc. ..........................................................           55,177
           2,209  HCP, Inc. ..........................................................           57,611
           2,705  Host Hotels & Resorts, Inc. ........................................           53,694
           1,681  Iron Mountain, Inc. ................................................           63,424
           3,266  Kimco Realty Corp. .................................................           59,278
             352  Mid-America Apartment Communities, Inc. ............................           35,397
             499  Prologis, Inc. .....................................................           32,191
             202  Public Storage .....................................................           42,218
             737  Realty Income Corp. ................................................           42,024
             622  Regency Centers Corp. ..............................................           43,030
             310  Simon Property Group, Inc. .........................................           53,239
             349  SL Green Realty Corp. ..............................................           35,225
             979  UDR, Inc. ..........................................................           37,711
             845  Ventas, Inc. .......................................................           50,709
             519  Vornado Realty Trust ...............................................           40,575
             813  Welltower, Inc. ....................................................           51,845
           1,238  Weyerhaeuser Co. ...................................................           43,652
                                                                                        ---------------
                                                                                              1,134,621
                                                                                        ---------------


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.3%
           9,336  Annaly Capital Management, Inc. ....................................  $       111,005
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        1,245,626
                  (Cost $1,256,945)                                                     ---------------

                  TOTAL INVESTMENTS - 99.7% ..........................................        8,624,159
                  (Cost $8,282,261) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.3% ............................           28,826
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     8,652,985
                                                                                        ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $472,927 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $131,029. The net unrealized appreciation was $341,898.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     7,378,533  $     7,378,533  $            --  $            --
Real Estate Investment Trusts*................        1,245,626        1,245,626               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     8,624,159  $     8,624,159  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five exchange-traded funds that are offering shares. This report covers the six funds (each a "Fund" and collectively, the "Funds") listed below, each a non-diversified series of the Trust.

        Developed International Equity Select ETF - (The Nasdaq Stock Market LLC
           ("Nasdaq") ticker "RNDM")
        Emerging Markets Equity Select ETF - (Nasdaq ticker "RNEM")
        Large Cap US Equity Select ETF - (Nasdaq ticker "RNLC")
        Mid Cap US Equity Select ETF - (Nasdaq ticker "RNMC")
        Small Cap US Equity Select ETF - (Nasdaq ticker "RNSC")
        US Equity Dividend Select ETF - (Nasdaq ticker "RNDV")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs"), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 1, 2018
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 1, 2018
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 1, 2018
     ---------------

* Print the name and title of each signing officer under his or her signature.